ANNUAL REPORT
================================================================================
                          TIAA SEPARATE ACCOUNT VA-1

                               STOCK INDEX ACCOUNT

                          AUDITED FINANCIAL STATEMENTS

                                    INCLUDING

                            STATEMENT OF INVESTMENTS

                                DECEMBER 31, 1996

--------------------------------------------------------------------------------
As required by the Investment Company Act of 1940, TIAA Separate Account VA-1 provides its contractowners with this year-end annual report of its financial condition and portfolio holdings. A semi-annual report for TIAA Separate Account VA-1 is also provided each year toward the end of August.
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                                                                 [TIAA-LOGO]

                           TIAA SEPARATE ACCOUNT VA-1

                               STOCK INDEX ACCOUNT
                    INDEX TO AUDITED FINANCIAL STATEMENTS
                              DECEMBER 31, 1996

                                                          Page
                                                          -----
Report of Management Responsibility .....................   2
Report of Independent Auditors ..........................   3
Audited Financial Statements:
  Statement of Assets and Liabilities ...................   4
  Statement of Operations ...............................   5
  Statements of Changes in Net Assets ...................   6
  Notes to Financial Statements .........................   7
  Statement of Investments ..............................  10



                                                                 [TIAA-LOGO]

[TIAA LOGO]
--------------------------------------------------------------------------------
                     REPORT OF MANAGEMENT RESPONSIBILITY

To the Contractowners of
 TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account ("Account") of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of TIAA, including its seperate account operations. The internal Auditor regularly reports to the Audit Committee of the TIAA Board of Trustees and to the Management Committee of VA-1.

The accompanying financial statements have been audited by the independent auditing firm of Deloitte & Touche LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the TIAA Board of Trustees, consisting of trustees who are not officers of TIAA, and the Management Committee of VA-1, the majority of which are not officers of TIAA, meet regularly with management, representatives of Deloitte & Touche LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing.

                                          /s/ Thomas W. Jones
                                          -----------------------------------
                                                       Chairman of
                                           Management Committee and President

                                          /s/ Thomas G. Walsh
                                          -----------------------------------
                                                       Manager and
                                                Executive Vice President

                                          /s/ Richard L. Gibbs
                                          -----------------------------------
                                              Principal Accounting Officer
                                              and Executive Vice President

[Deloitte & Touche LLP Letterhead]
                        -------------------------------------------------------
                        Two World Financial Center Telephone: (212) 436-2000 New York, New York 10281-1414 Facsimile: (212) 436-5000

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners and Management Committee of
 TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") as of December 31, 1996, and the related statements of operations for the year then ended and of changes in net assets for each of the years in the two year period then ended. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 1996, the results of its operations and the changes in its net assets for the above-stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
February 6, 1997

----------------
Deloitte Touche
Tohmatsu
International
----------------

                          TIAA SEPARATE ACCOUNT VA-1

                             STOCK INDEX ACCOUNT
                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1996



 ASSETS
  Investments, at cost                                        $235,212,131
  Net unrealized appreciation of investments                    48,682,049
                                                              ------------
  Investments, at value                                        283,894,180
  Cash                                                             494,960
  Dividends and interest receivable                                491,523
  Receivable from securities transactions                          945,510
  Amounts due from General Account                                  66,034
                                                              ------------
                                                TOTAL ASSETS   285,892,207
                                                              ------------
LIABILITIES
 Payable for securities transactions                             2,846,861
                                                              ------------
                                           TOTAL LIABILITIES     2,846,861
                                                               -----------
NET ASSETS--Accumulation Fund                                 $283,045,346
                                                              ============
NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6          6,767,696
                                                              ============
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5                      $41.82
                                                              ============

                      See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1

                             STOCK INDEX ACCOUNT
                           STATEMENT OF OPERATIONS
                         Year Ended December 31, 1996



 INVESTMENT INCOME
 Income:
  Dividends                                                 $ 3,932,066
  Interest                                                      103,095
                                                            -----------
                                            TOTAL INCOME      4,035,161
                                                            -----------
 Expenses--Note 3:
  Investment advisory charges                                   567,238
  Administrative expenses                                       378,136
  Mortality and expense risk charges                            232,520
                                                            -----------
                                  EXPENSES BEFORE WAIVER      1,177,894
  Investment advisory charges waived--Note 3                   (426,181)
                                                            -----------
                                            NET EXPENSES        751,713
                                                            -----------
                                  INVESTMENT INCOME--NET      3,283,448
                                                            -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS--Note 4
  Net realized gain on investments                            2,455,871
  Net change in unrealized appreciation on investments       32,294,163
                                                            -----------
         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS     34,750,034
                                                            -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $38,033,482
                                                            ===========

                      See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS

                                                           Years Ended December 31,
                                                         ----------------------------
                                                             1996           1995
                                                          -----------   -------------
FROM OPERATIONS
 Investment income--net                                 $  3,283,448    $  1,146,430
 Net realized gain on investments                          2,455,871         481,973
 Net change in unrealized appreciation on investments     32,294,163      16,241,820
                                                        ------------    ------------
                           NET INCREASE IN NET ASSETS
                            RESULTING FROM OPERATIONS     38,033,482      17,870,223
                                                        ------------    ------------
FROM CONTRACTOWNER TRANSACTIONS
 Premiums                                                144,253,413      61,534,705
 TIAA seed money withdrawn--Note 1                           (92,970)    (33,252,105)
 Contractowner transfers from fixed account               17,326,369      14,563,961
 Withdrawals                                              (5,711,031)       (683,251)
 Death benefits                                             (391,510)         (2,296)
                                                        ------------    ------------
                 NET INCREASE IN NET ASSETS RESULTING
                      FROM CONTRACTOWNER TRANSACTIONS    155,384,271      42,161,014
                                                         -----------    ------------
                           NET INCREASE IN NET ASSETS    193,417,753      60,031,237
NET ASSETS
 Beginning of year                                        89,627,593      29,596,356
                                                        ------------    ------------
 End of year                                            $283,045,346    $ 89,627,593
                                                        ============    ============

                      See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

The Account was established on October 3, 1994 with a $25,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of the Account and such Units shared in the pro rata investment experience of the Account and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. On November 14, 1994, VA-1 began to offer Accumulation Units of the Account to participants other than TIAA. On October 2, 1995, TIAA began to withdraw its Accumulation Units from the Account at prevailing daily net asset values. At December 31, 1996 all of TIAA's Accumulation Units have been withdrawn and such withdrawals for both 1995 and 1996 are reflected in the accompanying financial statements.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

                           TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that effective April 1, 1996 the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. Prior to April 1, 1996, this daily deduction was equivalent to an annual charge of 0.10% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts. Effective April 1, 1996 this daily charge is equivalent to an annual rate of 0.10% of the net assets of the Account. Prior to April 1, 1996, this daily charge was equivalent to an annual rate of 0.25% of the net assets of the Account.

NOTE 4--INVESTMENTS

At December 31, 1996, the net unrealized appreciation on investments was $48,682,049, consisting of gross unrealized appreciation of $53,776,637 and gross unrealized depreciation of $5,094,588.

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the year ended December 31, 1996, were $167,765,508 and $8,516,651, respectively.

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                       Years Ended      October 3, 1994 (date
                                                      December 31,         established) to
                                                     1996      1995       December 31, 1994
                                                    -------   -------   ----------------------
Per Accumulation Unit Data:
 Investment income                                 $  .807   $  .745           $  .206
 Expenses                                             .150      .170              .034
                                                   -------   -------           -------
 Investment income--net                               .657      .575              .172
 Net realized and unrealized gain
  on investments                                     6.755     8.565              .099
                                                   -------   -------           -------
 Net increase in Accumulation Unit Value             7.412     9.140              .271
Accumulation Unit Value:
 Beginning of period                                34.411    25.271            25.000
                                                   -------   -------           -------
 End of period                                     $41.823   $34.411           $25.271
                                                   =======   =======           =======

Total return                                        21.54%    36.17%             1.08%
Ratios to Average Net Assets:
 Expenses (1)                                        0.40%     0.55%             0.13%
 Investment income--net                              1.74%     1.87%             0.68%
Portfolio turnover rate                              4.55%     0.98%             0.04%
Thousands of Accumulation Units
  outstanding at end of period                       6,768     2,605             1,171

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3 of the notes to financial statements).

                           TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS (Concluded)

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                            Years Ended December 31,
                                                             1996           1995
                                                            ----------  ------------
Accumulation Units:
 Credited for premiums                                     3,851,585      1,999,245
 Credited (cancelled) for transfers and disbursements        311,506       (565,817)
 Outstanding:
   Beginning of year                                       2,604,605      1,171,177
                                                           ---------      ---------
   End of year                                             6,767,696      2,604,605
                                                           =========      =========

                           TIAA SEPARATE ACCOUNT VA-1
                STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                              DECEMBER 31, 1996

                                   SUMMARY

                                                           VALUE          %
                                                         ---------      ------
 PREFERRED STOCK
  HEALTHCARE--SERVICE                                 $     31,331       0.01%
                                                          --------      -----
 TOTAL PREFERRED STOCK
   (Cost $25,431)                                           31,331       0.01
                                                          --------      -----
 COMMON STOCK
  AEROSPACE                                              3,913,024       1.38
  AIR TRANSPORTATION                                     1,505,178       0.53
  AUTOMOTIVE & RELATED                                   6,487,346       2.29
  BANKS                                                 23,992,041       8.48
  BEVERAGES                                              8,366,950       2.96
  BROADCASTERS                                           2,144,661       0.76
  BUSINESS SERVICES                                      4,172,825       1.47
  CHEMICALS--MAJOR                                       6,000,173       2.12
  CHEMICALS--SPECIALTY                                   2,815,378       0.99
  COMMUNICATION EQUIPMENT & SERVICES                     7,860,099       2.78
  COMPUTER SERVICE                                      11,463,947       4.05
  CONGLOMERATES                                          5,931,987       2.10
  CONSTRUCTION--MATERIALS & BUILDERS                     1,824,702       0.64
  CONTAINERS                                               365,089       0.13
  COSMETICS                                              1,960,112       0.69
  ELECTRICAL EQUIPMENT                                   9,381,150       3.31
  ELECTRICAL EQUIPMENT--COMPONENTS DIVERSIFIED          10,902,897       3.85
  ELECTRICAL EQUIPMENT--INSTRUMENTS                      1,107,847       0.39
  ENVIRONMENTAL CONTROL                                  1,470,948       0.52
  FINANCIAL--MISCELLANEOUS                              12,003,932       4.24
  FOODS                                                  5,963,224       2.11
  FOREST PRODUCTS                                        1,211,899       0.43
  HEALTHCARE--DRUGS                                     16,434,419       5.81
  HEALTHCARE--HOSPITAL SUPPLY                            5,844,986       2.07
  HEALTHCARE--OTHER                                      2,698,847       0.95
  HEALTHCARE--SERVICE                                    5,241,811       1.85
  HOUSEHOLD--CONSUMER ELECTRONICS                           71,708       0.03
  HOUSEHOLD--DURABLE GOODS                                 989,150       0.35
  HOUSEHOLD--PRODUCTS                                    5,594,473       1.98
  INSURANCE--BROKERS & OTHER                               913,050       0.32
  INSURANCE--LIFE                                        2,053,224       0.73
  INSURANCE--MULTI-LINE,
   PROPERTY & CASUALTY                                   8,557,255       3.02
  LEISURE TIME                                           3,607,651       1.27
  MACHINERY                                              4,067,153       1.44
  METALS--ALUMINUM                                         649,336       0.23
  METALS--GOLD                                             910,768       0.32
  METALS--NON-FERROUS                                      697,660       0.25
  METALS--STEEL                                            905,342       0.32
  MISCELLANEOUS MATERIALS & COMMODITIES                     31,950       0.01
  OFFICE EQUIPMENT                                      10,061,415       3.55
  PAPER                                                  1,862,576       0.66
  PETROLEUM--EXPLORATION & PRODUCTION                    2,877,943       1.02
  PETROLEUM--INTEGRATED                                 13,825,352       4.88
  PETROLEUM--SERVICE                                     2,798,605       0.99
  PHOTOGRAPHY                                            1,252,575       0.44
  PROPERTY--REAL ESTATE                                    593,048       0.21
  PUBLISHING--NEWSPAPER                                  1,466,777       0.52
  PUBLISHING--OTHER                                      1,862,010       0.66
  RAILROAD                                               2,427,857       0.86
  RESTAURANTS & HOTELS                                   3,801,361       1.34
  RETAIL--FOOD                                           1,952,482       0.69
  RETAIL--GENERAL MERCHANDISE                           10,376,164       3.66
  TEXTILE & APPAREL                                      1,442,018       0.51
  TOBACCO                                                5,000,848       1.77
  TRUCKERS & SHIPPING                                      707,072       0.25
  UTILITIES--ELECTRIC                                   10,360,741       3.66
  UTILITIES--GAS & PIPELINE                              3,941,450       1.39
  UTILITIES--OTHER                                          23,000       0.01
  UTILITIES--TELEPHONE                                  15,815,522       5.59
                                                       -----------      -----
TOTAL COMMON STOCK
  (Cost $233,886,895)                                  282,563,008      99.83
                                                       -----------      -----
SHORT TERM INVESTMENTS
   U.S. GOVERNMENTS & AGENCIES                           1,299,604       0.46
                                                         ---------      -----
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,299,805)                                      1,299,604       0.46
                                                         ---------      -----
ROUNDING                                                       237       0.00
                                                          --------      -----
TOTAL PORTFOLIO
  (Cost $235,212,131)                                  283,894,180     100.30
                                                       -----------     ------
OTHER ASSETS & LIABILITIES, NET                           (848,834)     (0.30)
                                                      ------------     ------
NET ASSETS                                            $283,045,346     100.00%
                                                      ============     ======

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                              DECEMBER 31, 1996

 SHARES                                                          VALUE
--------                                                      ------------
              PREFERRED STOCK--0.01%
               HEALTHCARE--SERVICE--0.01%
     389         AETNA, INC CV 6.25%                          $     30,876
   3,500       o FRESENIUS MEDICAL CARE (CLASS D)                      455
                                                              ------------
                                                                    31,331
                                                              ------------
              TOTAL PREFERRED STOCK
                  (Cost $25,431)                                    31,331
                                                              ------------
              COMMON STOCK--99.83%
               AEROSPACE--1.38%
  14,377         BOEING CO                                       1,529,353
   2,400         EG & G, INC                                        48,300
   2,300         GENERAL DYNAMICS CORP                             162,150
   4,200         GENERAL MOTORS CORP (CLASS H)                     236,250
   2,000       o HEXCEL CORP                                        32,500
   6,796         LOCKHEED MARTIN CORP                              621,834
   6,400         MCDONNELL DOUGLAS CORP                            409,600
   2,100         NORTHROP GRUMMAN CORP                             173,775
   1,100         OEA, INC                                           50,325
   1,800       o ORBITAL SCIENCES CORP                              31,050
   1,400         PRECISION CAST PARTS CORP                          69,475
  10,000         RAYTHEON CO                                       481,250
   1,100       o ROHR, INC                                          24,887
   1,900       o WYMAN-GORDON CO                                    42,275
                                                              ------------
                                                                 3,913,024
                                                              ------------
               AIR TRANSPORTATION--0.53%
   1,550         AIR EXPRESS INTERNATIONAL CORP                     49,987
   1,100         AIRBORNE FREIGHT CORP                              25,712
   3,400         AMERICA WEST AIRLINES, INC (CLASS B)               53,975
   3,500       o AMR CORP                                          308,437
   1,100         ATLANTIC SOUTHEAST AIRLINES, INC                   24,062
     700       o ATLAS AIR, INC                                     33,425
   2,025         COMAIR HOLDINGS, INC                               48,600
   1,400       o CONTINENTAL AIRLINES, INC (CLASS B)                39,550
   2,800         DELTA AIRLINES, INC                               198,450
   1,000         EXPEDITORS INTERNATIONAL OF WASHINGTON             23,000
   5,000       o FEDERAL EXPRESS CORP                              222,500
   3,000       o NORTHWEST AIRLINES CORP (CLASS A)                 117,375
   6,300         SOUTHWEST AIRLINES CO                             139,387
   2,400       o U.S. AIR GROUP, INC                                56,100
   2,500       o UAL CORP NEW                                      156,250
   1,300       o VALUJET, INC                                        8,368
                                                              ------------
                                                                 1,505,178
                                                              ------------
               AUTOMOTIVE & RELATED--2.29%
   1,600       o ALLEN GROUP, INC                                   35,600
   1,200       o AMERICREDIT CORP                                   24,600
   1,300         APOGEE ENTERPRISES, INC                            51,675
   1,300         ARVIN INDUSTRIES, INC                              32,175
   1,800         BANDAG, INC                                        85,275
   1,400         BORG-WARNER AUTOMOTIVE, INC                        53,900
     900         BREED TECHNOLOGIES, INC                            23,400
  25,800         CHRYSLER CORP                                     851,400
   2,800         COOPER TIRE & RUBBER CO                            55,300
   1,900         CUMMINS ENGINE CO, INC                             87,400
   4,600         DANA CORP                                         150,075
   1,900         DANAHER CORP                                       88,587
   2,800         EATON CORP                                        195,300
   2,700         ECHLIN, INC                                        85,387
   1,100         EXIDE CORP                                         25,300
   1,800         FEDERAL-MOGUL CORP                                 39,600
  47,800         FORD MOTOR CO                                   1,523,625
   1,300         GENCORP, INC                                       23,562
  31,226         GENERAL MOTORS CORP                             1,740,849
   4,900         GENUINE PARTS CO                                  218,050
   6,000         GOODYEAR TIRE & RUBBER CO                         308,250
   3,200         HARLEY DAVIDSON, INC                              150,400
      70         HAYES WHEELS INTERNATIONAL, INC                     2,695
   2,700       o LEAR CORP                                          92,137
   1,300         MODINE MANUFACTURING CO                            34,775
   3,500       o NAVISTAR INTERNATIONAL CORP                        31,937
   1,600         PACCAR, INC                                       108,800
   2,100         POLARIS INDUSTRIES, INC                            49,875
   1,200       o RENTERS CHOICE, INC                                17,400
     900       o SAFESKIN CORP                                      43,875
   3,100         SAFETY-KLEEN CORP                                  50,762
   2,850         SNAP-ON, INC                                      101,531
   1,100         STANDARD PRODUCTS CO                               28,050
   1,100         SUPERIOR INDUSTRIES INTERNATIONAL, INC             25,437
   2,700         TRANSPRO, INC                                      24,637
   1,400         WABASH NATIONAL CORP                               25,725
                                                              ------------
                                                                 6,487,346
                                                              ------------
               BANKS--8.48%
   2,900         AMSOUTH BANCORP                                   140,287
  17,585         BANC ONE CORP                                     756,155
   2,300         BANCORP HAWAII, INC                                96,600
  15,900         BANK OF NEW YORK CO, INC                          536,625
  14,900         BANKAMERICA CORP                                1,486,275
   6,135         BANKBOSTON CORP                                   394,173
   3,100         BANKERS TRUST NEW YORK CORP                       267,375
   7,700         BARNETT BANKS, INC                                316,662
   6,400         BOATMENS BANCSHARES, INC                          412,800
     800         CAPITAL ONE FINANCIAL CORP                         28,800
   1,600         CCB FINANCIAL CORP                                109,200
   3,050         CENTRAL FIDELITY BANKS, INC                        78,537
   2,100         CHARTER ONE FINANCIAL, INC                         88,200
  17,820         CHASE MANHATTAN CORP NEW                        1,590,435
  19,846         CITICORP N.A.                                   2,044,138
   2,400         CITY NATIONAL CORP                                 51,900
   2,945         CNB BANCSHARES, INC                               122,953
   4,700         COMERICA, INC                                     246,162
   8,897         CORESTATES FINANCIAL CORP                         461,531
   2,051         CRESTAR FINANCIAL CORP                            152,543
   1,900         CULLEN FROST BANKERS, INC                          63,175
   2,000         DAUPHIN DEPOSIT CORP                               66,000
   3,400         DEPOSIT GUARANTY CORP                             105,400
   4,600       o DIME BANCORP, INC                                  67,850
   3,700         FIFTH THIRD BANCORP                               232,406
   1,800         FIRST AMERICAN CORP                               103,725
   5,526         FIRST BANK SYSTEM, INC                            377,149
  12,853         FIRST CHICAGO NBD CORP                            690,848
   2,060         FIRST COMMERCE CORP                                80,082
   2,594         FIRST COMMERCIAL CORP                              96,302

                       See notes to financial statements.

 SHARES                                                          VALUE
--------                                                      ------------
                 BANKS--(continued)
   2,860         FIRST FINANCIAL BANCORP                       $    92,950
   1,800         FIRST HAWAIIAN, INC                                63,000
   3,458         FIRST MICHIGAN BANK CORP                          102,443
   2,787         FIRST OF AMERICA BANK CORP                        167,568
   3,400         FIRST SECURITY CORP                               114,750
   3,000         FIRST TENNESSEE NATIONAL CORP                     112,500
  11,186         FIRST UNION CORP                                  827,764
   3,000         FIRSTAR CORP NEW                                  157,500
   2,500         FIRSTMERIT CORP                                    88,750
  10,527         FLEET FINANCIAL GROUP, INC NEW                    525,034
   1,200         GREENPOINT FINANCIAL CORP                          56,850
   5,194         HIBERNIA CORP (CLASS A)                            68,820
   6,343         HUNTINGTON BANCSHARES, INC                        167,296
     700       o IMPERIAL BANCORP                                   16,800
   1,400       o IMPERIAL CREDIT INDUSTRIES, INC                    29,400
   9,200         KEYCORP NEW                                       464,600
   2,300         LONG ISLAND BANCORP, INC                           80,500
   3,200         MAGNA GROUP, INC                                   94,400
   4,200         MARSHALL & ILSLEY CORP                            145,425
   5,450         MELLON BANK CORP                                  386,950
   2,900         MERCANTILE BANCORP, INC                           148,987
   2,837         MERCANTILE BANKSHARES CORP                         90,784
   8,100         MORGAN (J.P.) & CO, INC                           790,762
   9,077         NATIONAL CITY CORP                                407,330
   1,100         NATIONAL COMMERCE BANCORP                          42,075
  11,740         NATIONSBANK CORP                                1,147,585
   1,700         NORTH FORK BANCORP, INC                            60,562
   4,800         NORTHERN TRUST CORP                               174,000
  15,100         NORWEST CORP                                      656,850
   2,432         OLD KENT FINANCIAL CORP                           116,128
   3,162         OLD NATIONAL BANCORP                              124,108
   1,600         ONBANCORP, INC                                     59,400
   2,875         ONE VALLEY BANCORP, INC                           106,734
   1,000         PEOPLES BANK OF BRIDGEPORT CO                      28,875
   2,400         PEOPLES HERITAGE FINANCIAL GROUP, INC              67,200
  13,350         PNC BANK CORP                                     502,293
   3,028         REGIONS FINANCIAL CORP                            156,509
   2,400         REPUBLIC NEW YORK CORP                            195,900
     900         RIGGS NATIONAL CORP                                15,525
   2,779         SIGNET BANKING CORP                                85,454
   4,825         SOUTHERN NATIONAL CORP                            174,906
   4,500         SOUTHTRUST CORP                                   156,937
   5,375         SOVEREIGN BANCORP, INC                             70,546
   2,600         ST. PAUL BANCORP, INC                              76,375
   1,100         STANDARD FEDERAL BANCORP                           62,562
   1,400         STAR BANC CORP                                    128,625
   3,500         STATE STREET BOSTON CORP                          225,750
   4,078         SUMMIT BANCORP                                    178,412
   9,200         SUNTRUST BANKS, INC                               453,100
   5,100         SYNOVUS FINANCIAL CORP                            163,837
   6,629         U.S. BANCORP                                      297,890
   2,532         UNION PLANTERS CORP                                98,748
   3,280         VALLEY NATIONAL BANCORP                            84,050
   7,100         WACHOVIA CORP NEW                                 401,150
   2,970         WASHINGTON FEDERAL, INC                            78,705
   2,800         WASHINGTON MUTUAL, INC                            121,275
   3,824         WELLS FARGO & CO                                1,031,524
   2,000         WILMINGTON TRUST CORP                              79,000
   1,000         ZIONS BANCORP                                     104,000
                                                              ------------
                                                                23,992,041
                                                              ------------
               BEVERAGES--2.96%
  18,600         ANHEUSER BUSCH COS, INC                           744,000
   2,000         BROWN FORMAN, INC (CLASS B)                        91,500
 103,000         COCA COLA CO                                    5,420,375
   3,000         COCA COLA ENTERPRISES, INC                        145,500
   2,000         COORS (ADOLPH) CO (CLASS B)                        38,000
  65,900         PEPSICO, INC                                    1,927,575
                                                              ------------
                                                                 8,366,950
                                                              ------------
               BROADCASTERS--0.76%
   1,100       o AMERICAN RADIO SYSTEMS CORP                        29,975
     900       o BHC COMMUNICATIONS, INC (CLASS A)                  91,237
   2,000       o CLEAR CHANNEL COMMUNICATIONS, INC                  72,250
  10,989         COMCAST CORP (CLASS A) SPL                        195,741
   1,450       o EVERGREEN MEDIA CORP (CLASS A)                     36,250
   3,163         GAYLORD ENTERTAINMENT CO                           72,353
   3,000       o HERITAGE MEDIA CORP (CLASS A) NEW                  33,750
   4,800       o INFINITY BROADCASTING CORP (CLASS A)              161,400
   1,400       o JACOR COMMUNICATIONS, INC WTS 9/18/01               2,800
   1,300       o KING WORLD PRODUCTIONS, INC                        47,937
   6,475       o LIBERTY MEDIA GROUP (CLASS A)                     184,942
   1,200       o LIN TELEVISION CORP                                50,700
   6,300         SCRIPPS (E.W.) CO (CLASS A)                       220,500
     900         TCA CABLE TV, INC                                  27,112
   2,580       o TCI SATELLITE ENTERTAINMENT (CLASS A)              25,477
  26,800       o TELE-COMMUNICATIONS, INC (CLASS A) NEW            350,075
     600         UNITED TELEVISION, INC                             51,675
   4,300       o VIACOM, INC (CLASS A)                             148,350
   9,000       o VIACOM, INC (CLASS B)                             313,875
   1,700       o WESTWOOD ONE, INC                                  28,262
                                                              ------------
                                                                 2,144,661
                                                              ------------
               BUSINESS SERVICES--1.47%
   2,883       o ACCUSTAFF, INC                                     60,903
   3,133       o ACNEILSEN CORP                                     47,386
   2,700         ADVO, INC                                          37,800
   2,000       o AFFILIATED COMPUTER SERVICES, INC (CLASS A)        59,500
   1,200       o ALTERNATIVE RESOURCES CORP                         20,850
   3,300       o AMERICA ONLINE, INC                               109,725
   1,900       o APOLLO GROUP, INC (CLASS A)                        63,531
     800       o ASPEN TECHNOLOGY INC                               64,200
   1,900         AUTODESK, INC                                      53,200
   2,300         BANTA CORP                                         52,612
   4,100         BLOCK (H&R), INC                                  118,900
     900       o CABLEVISION SYSTEMS CORP (CLASS A)                 27,562
   1,400       o CATALINA MARKETING CORP                            77,175
   1,500       o CHECKPOINT SYSTEMS, INC                            37,125
     500       o CIBER INC                                          15,000
   1,600         CINTAS CORP                                        94,000
   6,800         COGNIZANT CORP                                    224,400
  1,100        o COMPUTER HORIZONS CORP                             42,350
   3,000       o COMPUTERVISION CORP                                27,750
   1,350       o CORESTAFF, INC                                     31,978
   3,400       o CORPORATE EXPRESS, INC                            100,087
   3,500       o CORRECTIONS CORP OF AMERICA                       107,187
   1,000       o CREDENCE SYSTEMS CORP                              20,125
   3,400         DELUXE CORP                                       111,350
     700       o DIALOGIC CORP                                      22,050
   2,300         DIEBOLD, INC                                      144,612
   2,047       o DOUBLETREE CORP                                    92,115
     500       o ENCAD, INC                                         20,625
   1,800         FIRST INDUSTRIAL REALTY TRUST, INC                 54,675

                       See notes to financial statements.

 SHARES                                                          VALUE
--------                                                      ------------
               BUSINESS SERVICES-(continued)
   2,000       o FORE SYSTEMS, INC                              $   65,750
   1,600       o FRANKLIN QUEST CO                                  33,600
     900       o FRITZ COS, INC                                     11,475
     800       o GATEWAY 2000, INC                                  42,850
   1,800         HARLAND (JOHN H.) CO                               59,400
     600       o HCIA, INC                                          20,700
     800       o INSO CORP                                          31,800
   1,300       o INTERIM SERVICES, INC                              46,150
   2,900         INTERPUBLIC GROUP OF COS, INC                     137,750
     700       o ITRON, INC                                         12,425
   1,900         KELLY SERVICES, INC (CLASS A)                      51,300
   2,700         LIBERTY PROPERTY TRUST CO                          69,525
   3,000         MANPOWER, INC                                      97,500
   1,775       o MCAFEE ASSOCIATES, INC                             78,100
   1,300       o MICRO WAREHOUSE, INC                               15,275
   1,600       o NATIONAL EDUCATION CORP                            24,400
   2,300         NATIONAL SERVICE INDUSTRIES, INC                   85,962
   5,000       o OFFICE DEPOT, INC                                  88,750
   2,814         OLSTEN CORP                                        42,561
   3,100         OMNICOM GROUP, INC                                141,825
   2,400         PAYCHEX, INC                                      123,450
   1,700         PHH CORP                                           73,100
   1,900         PITTSTON BRINKS GROUP CO                           51,300
   1,426       o PURE ATRIA CORP                                    35,293
     800       o REMEDY CORP                                        43,000
   2,600       o ROBERT HALF INTERNATIONAL, INC                     89,375
   3,200         SENSORMATIC ELECTRONICS CORP                       53,600
   9,500         SERVICE CORP INTERNATIONAL                        266,000
   2,000       o SUNGARD DATA SYSTEMS, INC                          79,000
     300       o SYLVAN LEARNING SYSTEMS, INC                        8,550
     700       o THERMOLASE CORP                                    11,025
   1,600       o TRACOR, INC                                        34,000
   1,900         TRUE NORTH COMMUNICATIONS, INC                     41,562
   2,100       o U.S. CELLULAR CORP                                 58,537
   1,000       o VERIFONE, INC                                      29,500
     600       o WACKENHUT CORRECTIONS CORP                         12,000
   1,000         WALLACE COMPUTER SERVICES, INC                     34,500
     700       o WIND RIVER SYSTEMS, INC                            33,162
                                                              ------------
                                                                 4,172,825
                                                              ------------
               CHEMICALS--MAJOR--2.12%
   4,400         AIR PRODUCTS & CHEMICALS, INC                     304,150
   1,800         ARCADIAN CORP                                      47,700
     900       o CHEMFIRST, INC (W/I)                               20,812
   9,800         DOW CHEMICAL CO                                   768,075
  23,000         DU PONT (E.I.) DE NEMOURS & CO                  2,170,625
   3,400         EASTMAN CHEMICAL CO                               187,850
   2,700         GOODRICH (B.F.) CO                                109,350
   4,200         HERCULES, INC                                     181,650
   1,800         MISSISSIPPI CHEMICAL CORP                          43,200
  24,500         MONSANTO CO                                       952,437
   1,700       o OAK TECHNOLOGY, INC                                19,125
   2,000         OLIN CORP                                          75,250
   7,800         PPG INDUSTRIES, INC                               437,775
   6,400         PRAXAIR, INC                                      295,200
     600       o QUINTILES TRANSNATIONAL CORP                       39,750
   1,700         ROHM & HAAS CO                                    138,762
   5,100         UNION CARBIDE CORP                                208,462
                                                              ------------
                                                                 6,000,173
                                                              ------------
               CHEMICALS--SPECIALTY--0.99%
   2,400       o AIRGAS, INC                                        52,800
   2,300         ALBEMARLE CORP                                     41,687
   1,400         BETZDEARBORN, INC                                  81,900
   2,700         CALGON CARBON CORP                                 33,075
   1,700         COMMERCIAL METALS CO                               51,212
   3,100         CROMPTON & KNOWLES CORP                            59,675
   2,100       o CYTEC INDUSTRIES, INC                              85,312
   1,300         DEXTER CORP                                        41,437
   2,400         ECOLAB, INC                                        90,300
   4,450         ENGELHARD CORP                                     85,106
   5,000         ETHYL CORP                                         48,125
   1,200         FERRO CORP                                         34,050
   1,800         FOSTER WHEELER CORP                                66,825
     600         FULLER (H.B.) CO                                   28,200
   1,800         GEON CO                                            35,325
   1,700         GEORGIA GULF CORP                                  45,687
   3,800         GRACE (W.R.) & CO                                 196,650
   2,600         GREAT LAKES CHEMICAL CORP                         121,550
   2,634         ICN PHARMACEUTICALS, INC NEW                       51,692
   2,780         IMC GLOBAL, INC                                   108,767
   2,100       o INTERNATIONAL SPECIALTY PRODUCTS, INC              25,725
   2,600         LAWTER INTERNATIONAL, INC                          32,825
   1,500         LOCTITE CORP                                       91,312
   2,500         LUBRIZOL CORP                                      77,500
   2,100         LYONDELL PETROCHEMICAL CO                          46,200
   3,200         MALLINCKRODT, INC                                 141,200
   5,800         MORTON INTERNATIONAL, INC                         236,350
   1,900       o MYCOGEN CORP                                       40,850
   3,100         NALCO CHEMICAL CORP                               111,987
   1,900         RAYCHEM CORP                                      152,237
   3,825         RPM, INC                                           65,025
   2,100         SCHULMAN (A.), INC                                 51,450
   1,900       o SEALED AIR CORP                                    79,087
   2,100         SIGMA ALDRICH CORP                                131,118
   2,000         TERRA INDUSTRIES, INC                              29,500
   1,000         THIOKOL CORP                                       44,750
   1,500         WELLMAN, INC                                       25,687
   2,400         WITCO CORP                                         73,200
                                                                 ---------
                                                                 2,815,378
                                                                 ---------
               COMMUNICATION EQUIPMENT & SERVICES--2.78%
   5,266       o 360 COMMUNICATIONS CO                            121,776
   7,042       o 3COM CORP                                        516,706
   1,150         ACC CORP                                          34,787
  20,700       o AIRTOUCH COMMUNICATIONS, INC                     522,675
   2,450       o ANDREW CORP                                      130,003
   1,300       o ANTEC CORP                                        11,700
   1,000       o APAC TELESERVICES INC                             38,375
   1,900       o ARCH COMMUNICATIONS GROUP, INC                    17,812
   5,100       o ASCEND COMMUNICATIONS, INC                       316,837
   1,400       o AVID TECHNOLOGIES, INC                            14,525
   3,400       o BRINKER INTERNATIONAL, INC                        54,400
   1,300       o CABLE DESIGN TECHNOLOGIES CO                      40,462
   4,800       o CABLETRON SYSTEMS, INC                           159,600
   2,800       o CASCADE COMMUNICATIONS CORP                      154,350
   2,700         CENTURY TELEPHONE ENTERPRISES, INC                83,362
   4,800       o CHYRON CORP                                       13,800
  28,400       o CISCO SYSTEMS, INC                             1,806,950
   2,100         COMSAT CORP SERIES 1                              51,712
   9,300         CORNING, INC                                     430,125

                       See notes to financial statements.

 SHARES                                                          VALUE
--------                                                      ------------
               COMMUNICATION EQUIPMENT &
                SERVICES--(continued)
   5,000       o DSC COMMUNICATIONS CORP                       $   89,375
   2,400       o DSP COMMUNICATIONS, INC                           46,500
   1,000       o DYNATECH CORP                                     44,250
   1,300       o GENERAL DATACOMM INDUSTRIES, INC                  13,650
   3,700       o GEOTEK COMMUNICATIONS, INC                        26,362
   1,800         HARRIS CORP                                      123,525
   1,000       o HIGHWAYMASTER COMMUNICATIONS, INC                 18,125
   1,100       o INTERCEL, INC                                     13,475
   1,000       o INTERMEDIA COMMUNICATIONS, INC                    25,750
   1,600       o INTERNATIONAL CABLETEL, INC                       40,400
     700       o JACOR COMMUNICATIONS, INC                         19,162
   3,500       o LCI INTERNATIONAL, INC                            75,250
     700       o LEVEL ONE COMMUNICATIONS, INC                     25,025
  26,091       o LUCENT TECHNOLOGIES, INC                       1,206,708
   1,300       o MACROMEDIA, INC                                   23,400
     500       o MASTEC, INC                                       26,500
   4,044       o MFS COMMUNICATIONS CO, INC                       220,398
   1,700       o NETWORK EQUIPMENT TECHNOLOGIES, INC               28,050
   2,300       o NEW WORLD COMMUNICATIONS GROUP, INC               58,075
  12,000       o NOVELL, INC                                      113,625
   2,000       o OCTEL COMMUNICATIONS CORP                         35,000
   1,300       o OMNIPOINT CORP                                    25,025
     800       o P-COM, INC                                        23,700
   4,800       o PAGING NETWORK, INC                               73,200
   2,800       o PAIRGAIN TECHNOLOGIES, INC                        85,225
   3,100       o PANAMSAT CORP                                     86,800
   1,200       o PICTURETEL CORP NEW                               31,200
   1,400       o PMT SERVICES, INC                                 24,500
     700       o PREMIERE TECHNOLOGIES INC                         17,500
   1,200       o PREMISYS COMMUNICATIONS, INC                      40,500
   2,200       o QUALCOMM, INC                                     87,725
   1,400       o RENAISSANCE COMMUNICATIONS CORP                   50,050
   3,100         SCIENTIFIC-ATLANTA, INC                           46,500
   1,000       o SITEL CORP                                        14,125
   2,000       o TECH DATA CORP                                    54,750
     900       o TEL-SAVE HOLDINGS, INC                            26,100
   1,400       o TELE-COMMUNICATIONS INTERNATIONAL (CLASS A)       18,550
   6,800       o TELLABS, INC                                     255,850
   2,700       o VANGUARD CELLULAR SYSTEMS, INC                    42,525
   1,500       o WESTELL TECHNOLOGIES, INC (CLASS A)               34,312
   1,400       o WINSTAR COMMUNICATIONS, INC                       29,400
                                                              ------------
                                                                7,860,099
                                                              ------------
               COMPUTER SERVICE--4.05%
   3,200       o ACXIOM CORP                                       76,800
   4,400       o ADAPTEC, INC                                     176,000
   5,400       o ADC TELECOMMUNICATIONS, INC                      168,075
   2,700         ADOBE SYSTEMS, INC                               100,912
   2,250       o AMERICAN MANAGEMENT SYSTEMS, INC                  55,125
   2,000       o AUSPEX SYSTEMS, INC                               23,250
  11,800         AUTOMATIC DATA PROCESSING, INC                   505,925
     600       o AVANT CORP                                        19,050
   7,302       o BAY NETWORKS, INC                                152,429
     900       o BBN CORP                                          20,250
     400       o BDM INTERNATIONAL, INC                            21,700
   1,700       o BISYS GROUP, INC                                  63,006
   4,200       o BMC SOFTWARE, INC                                173,775
   1,000       o BOSTON TECHNOLOGY, INC                            28,750
   1,000       o BRODERBUND SOFTWARE, INC                          29,750
   1,400       o C-CUBE MICROSYSTEMS, INC                          51,712
   3,825       o CADENCE DESIGN SYSTEMS, INC                      152,043
   1,700       o CAMBRIDGE TECHNOLOGY PARTNERS, INC                57,056
     400       o CDW COMPUTER CENTERS, INC                         23,725
   2,700       o CERIDIAN CORP                                    109,350
   2,100       o CHECKFREE CORP                                    35,962
   1,200       o CITRIX SYSTEMS, INC                               46,875
     500       o CLARIFY INC                                       24,000
   3,800       o COMPUSA, INC                                      78,375
  12,000         COMPUTER ASSOCIATES INTERNATIONAL, INC           597,000
   2,948       o COMPUTER SCIENCES CORP                           242,104
   1,700       o COMPUWARE CORP                                    85,212
     900       o CYRIX CORP                                        15,975
   1,000       o DIAMOND MULTIMEDIA SYSTEMS, INC                   11,875
   1,700       o DST SYSTEMS, INC                                  53,337
   2,100       o ELECTRONIC ARTS, INC                              62,868
  13,700         ELECTRONIC DATA SYSTEMS CORP                     592,525
   8,800       o EMC CORP                                         291,500
   1,000       o EMPLOYEE SOLUTIONS, INC                           20,500
  17,306         FIRST DATA CORP                                  631,669
   2,300       o FISERV, INC                                       84,525
   1,300       o FORTE SOFTWARE, INC                               42,575
   2,200       o GT INTERACTIVE SOFTWARE CORP                      15,675
   3,500         HBO & CO                                         207,812
   1,200       o HMT TECHNOLOGY CORP                               18,018
   1,000       o HNC SOFTWARE                                      31,250
   2,330       o IMATION CORP                                      65,531
   6,100       o INFORMIX CORP                                    124,287
     900       o INTEGRATED SYSTEMS, INC                           23,400
   2,500       o INTERGRAPH CORP                                   25,625
   1,800       o INTUIT, INC                                       56,700
   1,500       o LEARNING CO, INC                                  21,562
   1,000       o LEGATO SYSTEMS, INC                               32,625
   1,300       o MEDIC COMPUTER SYSTEMS, INC                       52,406
   2,700       o MENTOR GRAPHICS CORP                              26,325
   1,750       o MICROCHIP TECHNOLOGY, INC                         89,031
   1,100       o MICRON ELECTRONICS, INC                           21,381
  34,400       o MICROSOFT CORP                                 2,842,300
   1,600         NATIONAL DATA CORP                                69,600
   2,000       o NETMANAGE, INC                                    12,000
   2,000       o NETSCAPE COMMUNICATIONS CORP                     113,750
   2,500       o NETWORK GENERAL CORP                              75,625
   1,000       o OBJECTIVE SYSTEMS INTEGRATORS, INC                23,875
  20,850       o ORACLE CORP                                      870,487
   5,500       o PARAMETRIC TECHNOLOGY CORP                       282,562
   3,000       o PEOPLESOFT, INC                                  143,812
   1,200       o PHYSICIAN COMPUTER NETWORK, INC                   10,200
   1,100       o PIXAR INC                                         14,300
   2,700       o PLATINUM TECHNOLOGY, INC                          36,787
   1,200       o POLICY MANAGEMENT SYSTEMS CORP                    55,350
   1,400       o PSINET, INC                                       15,225
   1,700       o RATIONAL SOFTWARE CORP                            67,256
   1,800       o READ RITE CORP                                    45,450
   4,300         REYNOLDS & REYNOLDS CO (CLASS A)                 111,800
   1,800       o SAFEGUARD SCIENTIFICS, INC                        57,150
     700       o SCOPUS TECHNOLOGY, INC                            32,550
   1,400       o SECURITY DYNAMICS TECHNOLOGIES, INC               44,100
   1,000         SHARED MEDICAL SYSTEMS CORP                       49,250
   1,400       o SHIVA CORP                                        48,825
   3,111       o STERLING COMMERCE INC                            109,662
   1,200       o STERLING SOFTWARE, INC                            37,950

                       See notes to financial statements.

 SHARES                                                          VALUE
--------                                                      ------------
               COMPUTER SERVICE--(continued)
   1,200       o STRUCTURAL DYNAMICS RESEARCH CORP            $    24,000
   3,100       o SYBASE, INC                                       51,731
   2,600       o SYMANTEC CORP                                     37,700
   1,800       o SYNOPSYS, INC                                     83,250
   1,600         SYSTEM SOFTWARE ASSOCIATES, INC                   17,000
   1,000       o SYSTEMSOFT CORP                                   14,875
     900       o TECHNOLOGY SOLUTIONS CO                           37,350
   1,400       o TRANSACTION SYSTEM ARCHITECTURE                   46,550
   1,700       o VANSTAR CORP                                      41,650
   1,000       o VANTIVE CORP (THE)                                31,250
     600       o VERITAS SOFTWARE CORP                             29,850
     800       o VIASOFT INC                                       37,800
     800       o VIDEOSERVER, INC                                  34,000
     300       o VISIO CORP                                        14,850
     900       o YAHOO INC                                         15,300
   1,700       o ZEBRA TECHNOLOGY CORP                             39,737
                                                               ----------
                                                               11,463,947
                                                               ----------
               CONGLOMERATES--2.10%
   5,300         ALCO STANDARD CORP                               273,612
   2,800         ALEXANDER & BALDWIN, INC                          70,000
  10,100         ALLIED SIGNAL, INC                               676,700
   1,600         AMERICAN FINANCIAL GROUP, INC                     60,400
   2,800       o ANIXTER INTERNATIONAL, INC                        45,150
   1,100       o BLYTH INDUSTRIES, INC                             50,187
   2,500       o COLTEC INDUSTRIES, INC                            47,187
   2,475       o CONCORD EFS, INC                                  69,918
   2,600       o COPYTELE, INC                                     12,837
   2,400         CRANE CO                                          69,600
   5,000         ITT INDUSTRIES, INC                              122,500
   1,900         JOHNSON CONTROLS, INC                            157,462
   3,150         KEYSTONE FINANCIAL, INC                           78,750
   2,000       o LITTON INDUSTRIES, INC                            95,250
   3,000         LOEWS CORP                                       282,750
   3,032         MARK IV INDUSTRIES, INC                           68,599
   1,800       o METROMEDIA INTERNATIONAL GROUP, INC               17,775
  16,900         MINNESOTA MINING & MANUFACTURING CO            1,400,587
   6,600       o ROCKWELL INTERNATIONAL CORP NEW                  401,775
   1,800         SCHULLER CORP                                     19,125
   1,700         STANDEX INTERNATIONAL CORP                        52,487
   3,100         TEXTRON, INC                                     292,175
   5,400         TRW, INC                                         267,300
   5,900         TYCO INTERNATIONAL LTD                           311,962
   2,700       o U.S. INDUSTRIES, INC                              92,812
  10,600         UNITED TECHNOLOGIES CORP                         699,600
   4,000         VIAD CORP                                         66,000
   5,100         WHITMAN CORP                                     116,662
     600         ZEIGLER COAL HOLDING CO                           12,825
                                                                ---------
                                                                5,931,987
                                                                ---------
               CONSTRUCTION--MATERIALS &
               BUILDERS--0.64%
   2,100         ARMSTRONG WORLD INDUSTRIES, INC                  145,950
   2,500         BAY APARTMENT COMMUNITIES, INC                    90,000
   1,466       o CASTLE & COOKE, INC                               23,272
   1,200       o CDI CORP                                          34,050
   1,500         CENTEX CORP                                       56,437
   2,700       o CHAMPION ENTERPRISES, INC                         52,650
   3,906         CLAYTON HOMES, INC                                52,731
   1,200       o EAGLE HARDWARE & GARDEN, INC                      24,900
   1,400         FASTENAL CO                                       64,050
   1,600         FLEETWOOD ENTERPRISES, INC                        44,000
   1,300       o JACOBS ENGINEERING GROUP, INC                     30,712
   2,700         KAUFMAN & BROAD HOME CORP                         34,762
   3,178         LAFARGE CORP                                      63,957
   1,900         LENNAR CORP                                       51,775
   2,779         MARTIN MARIETTA MATERIALS, INC                    64,611
   6,900         MASCO CORP                                       248,400
   1,050       o MILLER INDUSTRIES, INC                            21,000
   2,000         OAKWOOD HOMES CORP                                45,750
   2,300         OWENS CORNING CO                                  98,037
   1,900         PLY-GEM INDUSTRIES, INC                           23,512
   1,100         PULTE CORP                                        33,825
   3,100         SHERWIN-WILLIAMS CO                              173,600
   3,664         SIMON DEBARTOLO GROUP, INC                       113,584
   1,700       o SOLA INTERNATIONAL, INC                           64,600
   2,100       o USG CORP                                          71,137
   1,600         VULCAN MATERIALS CO                               97,400
                                                                ---------
                                                                1,824,702
                                                                ---------

               CONTAINERS--0.13%
   1,739         BALL CORP                                         45,214
   4,000         CROWN CORK & SEAL CO, INC                        217,500
   4,500       o OWENS ILLINOIS, INC                              102,375
                                                               ----------
                                                                  365,089
                                                               ----------
               COSMETICS--0.69%
   5,500         AVON PRODUCTS, INC                               314,187
  18,200         GILLETTE CO                                    1,415,050
   4,000         INTERNATIONAL FLAVORS &
                 FRAGRANCES, INC                                  180,000
   1,000         LAUDER (ESTEE) CO (CLASS A)                       50,875
                                                               ----------
                                                                1,960,112
                                                               ----------
               ELECTRICAL EQUIPMENT--3.31%
   3,400       o AMERICAN POWER CONVERSION CORP                    92,650
   2,400         AMETEK, INC                                       53,400
   1,800         BELDEN, INC                                       66,600
   4,800         DURACELL INTERNATIONAL, INC                      335,400
   9,100         EMERSON ELECTRIC CO                              880,425
  68,200         GENERAL ELECTRIC CO                            6,743,275
   2,100         GENERAL SIGNAL CORP                               89,775
   1,900         GRAINGER (W.W.), INC                             152,475
   5,100         HONEYWELL, INC                                   335,325
   3,260         HUBBELL, INC (CLASS B)                           140,995
   2,999         THOMAS & BETTS CORP                              133,080
  18,000         WESTINGHOUSE ELECTRIC CORP                       357,750
                                                               ----------
                                                                9,381,150
                                                               ----------
               ELECTRICAL EQUIPMENT--COMPONENTS
               DIVERSIFIED--3.85%
   5,400       o ADVANCED MICRO DEVICES, INC                      139,050
   1,900       o ALTERA CORP                                      138,106
   9,000         AMP, INC                                         345,375
   1,800       o AMPHENOL CORP (CLASS A)                           40,050
   5,225       o ANALOG DEVICES, INC                              176,996
   2,400       o ARROW ELECTRONICS, INC                           128,400
   3,900       o ATMEL CORP                                       129,187
   2,100         AVNET, INC                                       122,325
   1,500         AVX CORP                                          32,250
   2,600         BALDOR ELECTRIC CO                                64,025
   1,200       o CHIPS & TECHNOLOGIES, INC                         21,900
   2,800       o CIRRUS LOGIC, INC                                 43,400
   1,200       o COMPUTER PRODUCTS, INC                            23,400
   1,000       o COMVERSE TECHNOLOGY, INC                          37,812


                       See notes to financial statements.

 SHARES                                                          VALUE
--------                                                      ------------
               ELECTRIC EQUIPMENT--COMPONENTS
                DIVERSIFIED--(continued)
     460       o CYBERGUARD CORP                              $     5,577
   3,200       o CYPRESS SEMICONDUCTOR CORP                        45,200
   2,000         DALLAS SEMICONDUCTOR CORP                         46,000
   1,900       o ESS TECHNOLOGY                                    53,437
   1,200       o ETEC SYSTEMS, INC                                 45,900
   1,300         FISHER SCIENTIFIC INTERNATIONAL, INC              61,262
   5,500       o GENERAL INSTRUMENT CORP NEW                      118,937
     500       o HADCO CORP                                        24,500
   3,600       o INTEGRATED DEVICE TECHNOLOGY, INC                 49,050
  35,500         INTEL CORP                                     4,648,281
   2,200       o INTERNATIONAL RECTIFIER CORP                      33,550
     400       o JABIL CIRCUIT, INC                                16,000
   1,800       o KEMET CORP                                        41,850
   1,600       o KENT ELECTRONICS CORP                             41,200
   1,400       o LAM RESEARCH CORP                                 39,375
   1,400       o LATTICE SEMICONDUCTOR CORP                        64,400
   3,400         LINEAR TECHNOLOGY CO                             149,175
   5,000       o LSI LOGIC CORP                                   133,750
   2,400       o MAGNETEK, INC                                     30,900
   1,900       o MARSHALL INDUSTRIES, INC                          58,187
   2,800       o MAXIM INTEGRATED PRODUCTS                        121,100
     800       o MEMC ELECTRONIC MATERIALS, INC                    18,000
   2,100         METHODE ELECTRONICS, INC (CLASS A)                42,525
   7,300         MICRON TECHNOLOGY, INC                           212,612
   3,656         MOLEX, INC                                       143,041
  24,300         MOTOROLA, INC                                  1,491,412
   5,500       o NATIONAL SEMICONDUCTOR CORP                      134,062
   1,400       o NEWPORT NEWS SHIPBUILDING, INC                    21,000
   1,000       o OAK INDUSTRIES, INC NEW                           23,000
   2,100       o S3, INC                                           34,125
     900       o SANMINA CORP                                      50,850
   1,000       o SIERRA SEMICONDUCTOR CORP                         15,000
   1,200       o SYMBOL TECHNOLOGIES, INC                          53,100
   1,400       o TCSI CORP                                          8,750
   7,700         TEXAS INSTRUMENTS, INC                           490,875
   1,900       o TRIMBLE NAVIGATION LTD                            21,850
   3,500       o U.S. ROBOTICS CORP                               252,000
   1,100       o UCAR INTERNATIONAL INC                            41,387
   1,000       o UNIPHASE CORP                                     52,500
   1,500       o VICOR CORP                                        25,031
   2,575       o VISHAY INTERTECHNOLOGY, INC.                      60,190
   1,000       o VITESSE SEMICONDUCTOR CORP                        45,500
   1,900       o VLSI TECHNOLOGY, INC                              45,362
   1,400       o WATERS CORP                                       42,525
   1,900       o WESTERN DIGITAL CORP                             108,062
   1,200         WYLE ELECTRONICS                                  47,400
   3,300       o XILINX, INC                                      121,481
   1,200       o ZILOG, INC                                        31,350
                                                              -----------
                                                               10,902,897
                                                              -----------
               ELECTRICAL EQUIPMENT--
               INSTRUMENTS--0.39%
   7,400       o APPLIED MATERIALS, INC                           265,937
   1,500         BECKMAN INSTRUMENTS, INC NEW                      57,562
     600       o COHERENT, INC                                     25,350
   1,400       o DIONEX CORP                                       49,000
   1,400       o ELECTRONICS FOR IMAGING, INC                     115,150
   1,000       o GENRAD, INC                                       23,250
   1,700       o INPUT/OUTPUT, INC                                 31,450
   2,100       o KLA INSTRUMENTS CORP                              74,550
   1,800         PERKIN-ELMER CORP                                105,975
   1,700       o SILICON VALLEY GROUP, INC                         34,212
   1,500         TEKTRONIX, INC                                    76,875
   1,600       o TENCOR INSTRUMENTS                                42,200
   3,300       o TERADYNE, INC                                     80,437
     700       o THERMO INSTRUMENT SYSTEMS, INC                    23,187
   1,500         VARIAN ASSOCIATES, INC                            76,312
   1,600         X RITE, INC                                       26,400
                                                              -----------
                                                                1,107,847
                                                              -----------
               ENVIRONMENTAL CONTROL--0.52%
   4,100       o ALLIED WASTE INDUSTRIES, INC                      37,925
   8,200         BROWNING FERRIS INDUSTRIES, INC                  215,250
   2,600         OGDEN CORP                                        48,750
   6,100       o REPUBLIC INDUSTRIES, INC                         190,243
   1,950       o U.S. FILTER CORP                                  61,912
   4,910       o U.S.A. WASTE SERVICES, INC                       156,506
   2,100       o UNITED WASTE SYSTEMS, INC                         72,187
   3,400         WHEELABRATOR TECHNOLOGIES, INC NEW                55,250
  19,400         WMX TECHNOLOGIES, INC                            632,925
                                                              -----------
                                                                1,470,948
                                                              -----------

               FINANCIAL--MISCELLANEOUS--4.24%
   1,000         AAMES FINANCIAL CORP                              35,875
   2,100         ADVANTA CORP (CLASS A)                            89,775
     800         ALEX BROWN, INC                                   58,000
   1,500         AMBAC, INC                                        99,562
  19,500         AMERICAN EXPRESS CO                            1,101,750
   9,400         AMERICAN GENERAL CORP                            384,225
   1,600       o AMRESCO, INC                                      42,800
   2,500         ASTORIA FINANCIAL CORP                            92,187
   1,700         AVALON PROPERTIES, INC                            48,875
   1,956         BEACON PROPERTIES CORP                            71,638
   5,228         BEAR STEARNS COS, INC                            145,730
   2,400         BENEFICIAL CORP                                  152,100
   2,700       o CALIFORNIA FEDERAL BANCORP, INC                   66,150
   2,452         CAPSTEAD MORTGAGE CORP                            58,848
   2,300         CARR REALTY CORP                                  67,275
   2,400         CASE CORP                                        130,800
   4,000       o CATELLUS DEVELOPMENT CORP                         45,500
     500       o CITYSCAPE FINANCIAL CORP                          13,125
   2,000         CMAC INVESTMENT CORP                              73,500
   1,300       o COAST SAVINGS FINANCIAL, INC                      47,612
   1,500         COLLECTIVE BANCORP, INC                           52,687
   1,900         COMDISCO, INC                                     60,325
   3,952         COUNTRYWIDE CREDIT INDUSTRIES, INC               113,126
   1,000       o CREDIT ACCEPTANCE CORP                            23,500
   2,300         CWM MORTGAGE HOLDINGS, INC                        49,450
   6,100         DEAN WITTER, DISCOVER & CO                       404,125
   1,600         DEVELOPERS DIVERSIFIED REALTY CORP                59,400
   1,800         DUKE REALTY INVESTMENTS, INC                      69,300
     240       o ECHELON INTERNATIONAL CORP                         3,750
   2,900         EDWARDS (A.G.), INC                               97,512
     800       o ENVOY CORP                                        30,000
   2,400         EQUITY RESIDENTIAL PROPERTIES TRUST CO            99,000
   7,200         FEDERAL HOME LOAN MORTGAGE CORP                  792,900
  43,000         FEDERAL NATIONAL MORTGAGE ASSOCIATION          1,601,750
   3,100         FINANCIAL SECURITY
                  ASSURANCE HOLDINGS LTD                          101,912
   1,400         FINOVA GROUP, INC                                 89,950
   2,750         FIRST FINANCIAL CORP (WISCONSIN)                  67,375
   4,900         FIRST USA, INC                                   169,662

                       See notes to financial statements.

SHARES                                                          VALUE
--------                                                      ------------
               FINANCIAL--MISCELLANEOUS--(continued)
   4,218         FRANCHISE FINANCE CORP OF AMERICA            $   116,522
   2,300         FRANKLIN RESOURCES, INC                          157,262
   3,420         FULTON FINANCIAL CORP                             73,530
   2,300       o GARTNER GROUP, INC (CLASS A) NEW                  89,556
   1,800         GENERAL GROWTH PROPERTIES, INC                    58,050
   3,400       o GLENDALE FEDERAL SAVINGS BANK, INC NEW            79,050
   1,900         GOLDEN WEST FINANCIAL CORP                       119,937
   4,183         GREAT WESTERN FINANCIAL CORP                     121,307
   5,500         GREEN TREE FINANCIAL CORP                        212,437
   3,400         H.F. AHMANSON & CO                               110,500
   4,600         HEALTH AND RETIREMENT PROPERTY TRUST              89,125
   2,100         HIGHWOODS PROPERTIES, INC                         70,875
   3,900         HOUSEHOLD INTERNATIONAL, INC                     359,775
   5,100         LEHMAN BROTHERS HOLDINGS, INC                    160,012
   1,900         LEUCADIA NATIONAL CORP                            50,825
   7,950         MBNA CORP                                        329,925
   3,400         MEDITRUST CORP                                   136,000
   5,850         MERCURY FINANCE CO                                71,662
   7,600         MERRILL LYNCH & CO, INC                          619,400
   2,734         MERRY LAND & INVESTMENT CO, INC                   58,781
   3,800         MORGAN STANLEY GROUP, INC                        217,075
   3,957         NEW PLAN REALTY TRUST                            100,408
   1,500       o OLYMPIC FINANCIAL LTD                             21,562
   3,200         PAINE WEBBER GROUP INC                            90,000
   1,700         PENNCORP FINANCIAL GROUP, INC                     61,200
   3,400         PIONEER GROUP, INC                                80,750
   1,100         PMI GROUP, INC                                    60,912
   2,400         PRICE (T. ROWE) ASSOCIATES, INC                  104,400
   3,300         PUBLIC STORAGE, INC                              102,300
   1,000         QUICK & REILLY GROUP, INC                         29,875
   1,100         RESOURCE MORTGAGE CAPITAL CORP                    32,312
   3,200         ROOSEVELT FINANCIAL GROUP, INC                    67,200
   4,200         SALOMON, INC                                     197,925
   4,600         SCHWAB (CHARLES) CORP                            147,200
     600       o SEACOR HOLDINGS, INC                              37,800
   2,700         SECURITY CAPITAL PACIFIC TRUST                    61,762
   2,100         SPIEKER PROPERTIES, INC                           75,600
   2,900         STORAGE USA, INC                                 109,112
   2,200         STUDENT LOAN MARKETING ASSOCIATION               204,875
   1,800         TCF FINANCIAL CORP                                78,300
   1,300         THE MONEY STORE, INC                              35,912
   3,100         TIG HOLDINGS, INC                                105,012
   3,400         UNITED ASSET MANAGEMENT CORP                      90,525
   1,300         UNITED COS FINANCIAL CORP                         34,612
   3,982         UNITED DOMINION REALTY TRUST CO                   61,721
                                                              -----------
                                                               12,003,932
                                                              -----------
               FOODS--2.11%
  22,102         ARCHER DANIELS MIDLAND CO                        486,244
   5,400         CAMPBELL SOUP CO                                 433,350
   1,900         CHIQUITA BRANDS INTERNATIONAL, INC                24,225
   9,300         CONAGRA, INC                                     462,675
   5,800         CPC INTERNATIONAL, INC                           449,500
   1,900         DEAN FOODS CO                                     61,275
   2,000         DOLE FOOD, INC                                    67,750
     800         DREYERS GRAND ICE CREAM, INC                      23,200
     804         EARTHGRAINS CO                                    42,009
   2,500         FLOWERS INDUSTRIES, INC                           53,750
   6,500         GENERAL MILLS, INC                               411,937
   3,600       o GENERAL NUTRITION COS, INC                        60,750
  13,100         HEINZ (H.J.) CO                                  468,325
   4,000         HERSHEY FOODS CORP                               175,000
   2,100         HORMEL FOODS CORP                                 56,700
   4,100         IBP, INC                                          99,425
   3,700         KELLOGG CO                                       242,812
   1,900         LANCE, INC                                        34,200
   3,600         MCCORMICK & CO, INC (NON-VOTE)                    84,825
   3,400         NABISCO HOLDINGS CORP (CLASS A)                  132,175
   1,300         NATURES SUNSHINE PRODUCTS, INC                    23,400
   2,800         PIONEER-HI-BRED INTERNATIONAL, INC               196,000
   5,700         QUAKER OATS CO                                   217,312
   2,500       o RALCORP HOLDINGS, INC                             52,812
   4,300         RALSTON PURINA CO                                315,512
   2,550         RICHFOOD HOLDINGS, INC                            61,837
  19,400         SARA LEE CORP                                    722,650
   1,300       o SMITHFIELD FOODS, INC                             49,400
     779         SMITH'S FOOD & DRUG CENTERS, INC (CLASS B)        24,149
   3,400         TYSON FOODS, INC                                 116,450
   1,300         UNIVERSAL FOODS CORP                              45,825
   1,400       o WHOLE FOODS MARKET, INC                           31,500
   4,200         WRIGLEY (WM) JR CO                               236,250
                                                              -----------
                                                                5,963,224
                                                              -----------

               FOREST PRODUCTS--0.43%
   1,800         BOISE CASCADE CORP                                57,150
   3,100         CHAMPION INTERNATIONAL CORP                      134,075
   3,700         GEORGIA-PACIFIC CORP                             266,400
   4,800         LOUISIANA PACIFIC CORP                           101,400
   1,400         POTLATCH CORP                                     60,200
   1,700         RAYONIER, INC                                     65,237
   7,900         WEYERHAEUSER CO                                  374,262
   2,200         WILLAMETTE INDUSTRIES, INC                       153,175
                                                              -----------
                                                                1,211,899
                                                              -----------
               HEALTHCARE--DRUGS--5.81%
   1,100       o AGOURON PHARMACEUTICALS, INC                      74,525
   1,800       o ALLIANCE PHARMACEUTICAL CORP                      24,525
   3,700       o ALZA CORP                                         95,737
  26,500         AMERICAN HOME PRODUCTS CORP                    1,553,562
  11,300       o AMGEN, INC                                       614,437
   3,300         ARBOR DRUGS, INC                                  57,337
   1,900         BERGEN BRUNSWIG CORP (CLASS A)                    54,150
   1,000       o BIO-TECHNOLOGY GENERAL CORP                       13,125
   3,200       o BIOGEN, INC                                      124,000
  20,700         BRISTOL MYERS SQUIBB CO                        2,251,125
   2,900       o CENTOCOR, INC                                    103,675
   1,200       o CEPHALON, INC                                     24,600
   7,140       o CHIRON CORP                                      132,982
   1,900       o DURA PHARMACEUTICALS, INC                         90,725
     708       o ELAN CORP PLC ADR                                 23,541
   2,200       o FOREST LABORATORIES, INC                          72,050
   3,000       o GENZYME CORP (GENERAL DIVISION)                   65,250
      40       o GENZYME CORP (TISSUE REPAIR DIVISION)                285
   1,800       o GILEAD SCIENCES, INC                              45,000
   1,900       o IMMUNEX CORP NEW                                  37,050
   2,000       o INTERNEURON PHARMACEUTICALS, INC                  52,000
   1,600       o ISIS PHARMACEUTICALS, INC                         28,800
   4,400         IVAX CORP                                         45,100
   1,300         JONES MEDICAL INDUSTRIES, INC                     47,612
  19,146         LILLY (ELI) & CO                               1,397,658
   2,000       o LIPOSOME CO, INC                                  38,250
   1,400       o MATRIX PHARMACEUTICALS, INC                        8,575
   1,900         MCKESSON CORP NEW                                106,400

 SHARES                                                          VALUE
--------                                                      ------------
               HEALTHCARE--DRUGS--(continued)
  50,300         MERCK & CO, INC                              $ 3,986,275
   5,500         MYLAN LABORATORIES, INC                           92,125
   1,900       o NEXSTAR PHARMACEUTICALS, INC                      28,500
  26,500         PFIZER, INC                                    2,196,187
  18,180         PHARMACIA & UPJOHN, INC                          720,382
   2,100         RHONE-POULNEC RORER, INC                         164,062
   1,400       o ROBERTS PHARMACEUTICAL CORP                       15,750
   1,200       o SCHERER (R.P.) CORP                               60,300
  15,400         SCHERING-PLOUGH CORP                             997,150
   1,600       o SEQUUS PHARMACEUTICALS, INC                       25,600
   1,200       o THERMEDICS, INC                                   21,750
   1,400       o VERTEX PHARMACEUTICALS, INC                       56,350
  11,000         WARNER-LAMBERT CO                                825,000
   1,400       o WATSON PHARMACEUTICALS, INC                       62,912
                                                              -----------
                                                               16,434,419
                                                              -----------
               HEALTHCARE--HOSPITAL SUPPLY--2.07%
  31,800         ABBOTT LABORATORIES CO                         1,613,850
   2,680         ALLEGIANCE CORP                                   74,035
   2,300         BARD (C.R.), INC                                  64,400
  10,800         BAXTER INTERNATIONAL, INC                        442,800
   5,200         BECTON DICKINSON & CO                            225,550
     900         DENTSPLY INTERNATIONAL, INC NEW                   42,750
   2,856         GUIDANT CORP                                     162,792
     500       o GULF SOUTH MEDICAL SUPPLY, INC                    12,812
   1,500       o HAEMONETICS CORP                                  28,312
  55,302         JOHNSON & JOHNSON CO                           2,751,274
   2,100         MILLIPORE CORP                                    86,887
   2,500       o NEUROMEDICAL SYSTEMS, INC                         33,125
   3,600         OWENS & MINOR, INC NEW                            36,900
   1,900       o PATTERSON DENTAL CO                               53,675
   2,200       o PHYSICIAN SALES & SERVICE, INC                    31,625
     900       o SCHEIN (HENRY), INC                               30,937
   1,200       o SOFAMOR DANEK GROUP, INC                          36,600
   2,400         U.S. SURGICAL CORP                                94,500
     900       o VENTRITEX, INC                                    22,162
                                                              -----------
                                                                5,844,986
                                                              -----------
               HEALTHCARE--OTHER--0.95%
     900       o ACCESS HEALTH, INC                                40,275
   1,400       o ACUSON CORP                                       34,125
   1,000       o ADVANCED TECHNOLOGY LABORATORIES, INC             31,000
   1,900       o ADVANCED TISSUE SCIENCE CO                        18,168
   2,900         ALLERGAN, INC                                    103,312
   1,600       o AMERICAN MEDICAL RESPONSE, INC                    52,000
   1,700         BALLARD MEDICAL PRODUCTS CO                       31,662
   2,000         BAUSCH & LOMB, INC                                70,000
   4,700         BIOMET, INC                                       71,087
   4,200       o BOSTON SCIENTIFIC CORP                           252,000
   1,050       o CLINTRIALS INC                                    23,887
   1,600       o COVENTRY CORP                                     14,825
   3,671       o FRESENIUS MEDICAL CARE AG. ADR                   103,246
   1,500       o GENESIS HEALTH VENTURES, INC                      46,687
   2,200         HILLENBRAND INDUSTRIES, INC                       79,750
   1,400       o HUMAN GENOME SCIENCES, INC                        57,050
   1,600       o IDEXX LABORATORIES, INC                           57,600
   1,700         KINETIC CONCEPTS, INC                             20,825
   3,400       o MEDAPHIS CORP                                     38,037
   9,800         MEDTRONIC, INC                                   666,400
   1,500         MENTOR CORP                                       44,250
   2,800       o NELLCOR PURITAN BENNETT, INC                      61,250
   4,800         PALL CORP                                        122,400
   1,200       o PHYMATRIX CORP                                    17,100
   1,800       o PHYSICIAN RELIANCE NETWORK, INC                   13,950
   1,600       o PLAYTEX PRODUCTS, INC                             12,800
   3,100       o ST. JUDE MEDICAL, INC                            132,137
   1,800       o STERIS CORP                                       78,300
   2,600         STEWART ENTERPRISES, INC (CLASS A)                88,400
   3,100         STRYKER CORP                                      92,612
   2,850       o SUMMIT TECHNOLOGY, INC                            15,675
   1,900       o SUNRISE MEDICAL, INC                              30,162
   2,600       o SYBRON INTERNATIONAL CORP                         85,800
     600       o TARGET THERAPEUTICS, INC                          25,200
     900       o THERMO CARDIOSYSTEMS, INC                         27,000
   1,100       o VIVUS, INC                                        39,875
                                                              -----------
                                                                2,698,847
                                                              -----------
               HEALTHCARE--SERVICE--1.85%
   5,667         AETNA, INC                                       453,360
   1,400       o AMERISOURCE HEALTH CORP (CLASS A)                 67,550
   2,000       o APRIA HEALTHCARE GROUP, INC                       37,500
   4,300       o BEVERLY ENTERPRISES CO                            54,825
   3,913         CARDINAL HEALTH, INC                             227,932
   1,500       o CERNER CORP                                       23,250
  27,538         COLUMBIA/HCA HEALTHCARE CORP                   1,122,173
   2,000       o FHP INTERNATIONAL CORP                            74,250
   2,200       o FOUNDATION HEALTH CORP                            69,850
   1,750       o HEALTH CARE & RETIREMENT CORP                     50,093
   2,000         HEALTH CARE PROPERTY INVESTORS, INC               70,000
   4,600       o HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW                                   103,500
   1,300       o HEALTH MANAGEMENT SYSTEMS, INC                    18,200
   2,200       o HEALTH SYSTEMS INTERNATIONAL, INC                 54,450
   1,700       o HEALTHCARE COMPARE CO                             72,037
   2,600       o HEALTHSOURCE, INC                                 34,125
   6,400       o HEALTHSOUTH CORP                                 247,200
   2,200       o HORIZON/CMS HEALTHCARE CORP                       27,775
   6,400       o HUMANA, INC                                      122,400
   1,500         INTEGRATED HEALTH SERVICES, INC                   36,562
   2,000         INVACARE CORP                                     55,000
   6,252       o LABORATORY CORP OF AMERICA HOLDINGS               17,974
     260       o LABORATORY CORP OF AMERICA HOLDINGS
                  WTS 4/28/00                                          24
   1,600       o LINCARE HOLDINGS, INC                             65,600
   1,500       o LIVING CENTERS OF AMERICA, INC                    41,625
   2,200       o MAGELLAN HEALTH SERVICES, INC                     49,225
   2,100         MANOR CARE, INC                                   56,700
   2,600       o MARINER HEALTH GROUP, INC                         21,775
     900       o MAXICARE HEALTH PLANS, INC                        20,025
   5,130       o MEDPARTNERS, INC                                 107,730
   1,500       o MID ATLANTIC MEDICAL SERVICES, INC                20,062
     666         MORRISON HEALTH CARE, INC                          9,823
   1,500       o MULTICARE COS, INC                                30,375
   3,100       o NOVACARE, INC                                     34,100
   1,100       o OCCUSYSTEMS, INC                                  29,700
   3,400         OMEGA HEALTHCARE INVESTORS, INC                  113,050
   2,500         OMNICARE, INC                                     80,312
   2,300       o ORNDA HEALTHCORP                                  67,275
   1,000       o ORTHODONTIC CENTERS OF AMERICA, INC               16,000
   3,300       o OXFORD HEALTH PLANS, INC                         193,256
     400       o PACIFICARE HEALTH SYSTEMS, INC (CLASS A)          32,500
     800       o PACIFICARE HEALTH SYSTEMS, INC (CLASS B)          68,200
     800       o PEDIATRIX MEDICAL GROUP, INC                      29,600

                       See notes to financial statements.

 SHARES                                                          VALUE
--------                                                      ------------
               HEALTHCARE--SERVICE--(continued)
   2,600       o PHYCOR, INC                                   $   73,775
   1,700       o PHYSICIAN CORP OF AMERICA                         17,000
   1,400       o PHYSICIANS RESOURCE GROUP INC                     24,850
   1,500       o RENAL TREATMENT CENTERS, INC                      38,250
   1,700       o ROTECH MEDICAL CORP                               35,700
   1,000       o SIERRA HEALTH SERVICES, INC                       24,625
   2,400       o SUN HEALTHCARE GROUP, INC                         32,400
   8,520       o TENET HEALTHCARE CORP                            186,375
   1,300       o TOTAL RENAL CARE HOLDINGS, INC                    47,125
   7,600         UNITED HEALTHCARE CORP                           342,000
   2,500       o UNIVERSAL HEALTH SERVICES, INC                    71,562
   2,500       o VALUE HEALTH, INC                                 48,750
   2,241       o VENCOR, INC                                       70,871
   2,100       o VIVRA, INC                                        58,012
   1,267       o WELLPOINT HEALTH NETWORKS, INC                    43,553
                                                              -----------
                                                                5,241,811
                                                              -----------
               HOUSEHOLD--CONSUMER ELECTRONICS--0.03%
   1,035         HARMAN INTERNATIONAL INDUSTRIES, INC              57,571
   1,300       o ZENITH ELECTRONICS CORP                           14,137
                                                              -----------
                                                                   71,708
                                                              -----------
               HOUSEHOLD--DURABLE GOODS--0.35%
   1,200         BASSETT FURNITURE INDUSTRIES, INC                 29,400
   4,000         BLACK & DECKER CORP                              120,500
   1,800       o GENTEX CORP                                       36,225
   4,200         LEGGETT & PLATT, INC                             145,425
   4,500         MAYTAG CO                                         88,875
   6,300         NEWELL COS, INC                                  198,450
   4,700         SHAW INDUSTRIES, INC                              55,225
   2,900         STANLEY WORKS CO                                  78,300
   3,400         SUNBEAM CORP                                      87,550
   3,200         WHIRLPOOL CORP                                   149,200
                                                              -----------
                                                                  989,150
                                                              -----------
               HOUSEHOLD--PRODUCTS--1.98%
   1,600         APTARGROUP, INC                                   56,400
     700       o BRIGHTPOINT, INC                                  20,825
   1,400         CLOROX CO                                        140,525
   5,800         COLGATE PALMOLIVE CO                             535,050
   5,000         DIAL CORP                                         73,750
   2,100         FIRST BRANDS CORP                                 59,587
  11,150         KIMBERLY-CLARK CORP                            1,062,037
   1,300         LANCASTER COLONY CORP                             59,800
   4,300       o PERRIGO CO                                        39,237
   2,400         PREMARK INTERNATIONAL, INC                        53,400
  28,400         PROCTER & GAMBLE CO                            3,053,000
   6,400         RUBBERMAID, INC                                  145,600
   2,100       o SCOTTS CO (CLASS A)                               41,737
   1,300         STANHOME, INC                                     34,450
   1,600         TAMBRANDS, INC                                    65,400
   2,400         TUPPERWARE CORP                                  128,700
     600       o USA DETERGENTS INC                                24,975
                                                              -----------
                                                                5,594,473
                                                              -----------
               INSURANCE--BROKERS & OTHER--0.32%
     600       o ABR INFORMATION SERVICES, INC                     23,625
   2,400         ALEXANDER & ALEXANDER SERVICES, INC               41,700
   6,200         EQUIFAX, INC                                     189,875
   1,600         GALLAGHER (ARTHUR J.) & CO                        49,600
   1,700         JOHN ALDEN FINANCIAL CORP                         31,450
   2,900         MARSH & MCLENNAN COS, INC                        301,600
   1,800         MBIA, INC                                        182,250
     900         NORRELL CORP                                      24,525
   2,300       o QUORUM HEALTH GROUP, INC                          68,425
                                                              -----------
                                                                  913,050
                                                              -----------
               INSURANCE--LIFE--0.73%
   2,100       o AMERIN CORP                                       54,075
   4,100         AON CORP                                         254,712
     900         BERKLEY (W.R.) CORP                               45,675
   3,516         CONSECO, INC                                     224,145
   3,400         EQUITABLE COS, INC                                83,725
   3,200         JEFFERSON-PILOT CORP                             181,200
     200       o PAUL REVERE CORP                                   7,450
   1,400         PROVIDENT COS, INC                                67,725
   4,200         PROVIDIAN CORP                                   215,775
   2,600         RELIANCE GROUP HOLDINGS, INC                      23,725
   1,920         RELIASTAR FINANCIAL CORP                         110,880
   4,400         SUNAMERICA, INC                                  195,250
   3,000         TORCHMARK CORP                                   151,500
   3,000         UNUM CORP                                        216,750
   2,600         USLIFE CORP                                       86,450
   1,700         VESTA INSURANCE GROUP, INC                        53,337
   4,200         WESTERN NATIONAL CORP                             80,850
                                                              -----------
                                                                2,053,224
                                                              -----------
               INSURANCE--MULTI-LINE,
               PROPERTY & CASUALTY--3.02%
   2,700         20TH CENTURY INDUSTRIES                           45,562
   5,750         AFLAC, INC                                       245,812
   1,800         ALLIED GROUP, INC                                 58,725
   2,400         ALLMERICA FINANCIAL CORP                          80,400
   2,800         ALLMERICA PROPERTY & CASUALTY COS, INC            85,050
  17,278         ALLSTATE CORP                                    999,964
   1,500         AMERICAN BANKERS INSURANCE GROUP, INC             76,687
  16,100         AMERICAN INTERNATIONAL GROUP, INC              1,742,825
   7,400         CHUBB CORP                                       397,750
   3,300         CIGNA CORP                                       450,862
   2,696         CINCINNATI FINANCIAL CORP                        174,903
   3,000         EVEREST REINSURANCE HOLDINGS, INC                 86,250
   1,650         FREMONT GENERAL CORP                              51,150
   3,100         GENERAL REINSURANCE CORP                         489,025
   1,820       o HIGHLANDS INSURANCE GROUP, INC                    36,855
   1,400         HORACE MANN EDUCATORS CORP                        56,525
   1,300       o INSURANCE AUTO AUCTIONS, INC                      12,350
   5,000         ITT HARTFORD GROUP, INC                          337,500
   4,300         LINCOLN NATIONAL CORP                            225,750
     700         MERCURY GENERAL CORP NEW                          36,750
   2,300         MGIC INVESTMENT CORP                             174,800
   1,500         NAC RE CORP                                       50,812
   1,700         OHIO CASUALTY CORP                                60,350
   4,300         OLD REPUBLIC INTERNATIONAL CORP                  115,025
   2,000         PROGRESSIVE CORP                                 134,750
   5,400         SAFECO CORP                                      212,962
   1,700         SELECTIVE INSURANCE GROUP, INC                    64,600
   3,100         ST. PAUL COS, INC                                181,737
   3,000         TRANSAMERICA CORP                                237,000
  26,200         TRAVELERS GROUP, INC                           1,188,825
   2,300         TRAVELERS/AETNA PROPERTY CASUALTY CORP            81,362
   2,400       o UICI                                              78,000
   1,900         UNITRIN, INC                                     105,925
   4,900         USF&G CORP                                       102,287
   2,500         ZURICH REINSURANCE CENTRE HOLDINGS, INC           78,125
                                                              -----------
                                                                8,557,255
                                                              -----------

                       See notes to financial statements.

 SHARES                                                          VALUE
--------                                                      ------------
               LEISURE TIME--1.27%
     600       o ANCHOR GAMING CO                              $   24,150
   3,200         ARCTIC CAT, INC                                   31,600
   1,800         AUTHENTIC FITNESS CORP                            21,600
   2,600       o BOYD GAMING CORP                                  21,450
   4,300         BRUNSWICK CORP                                   103,200
   2,700         CALLAWAY GOLF CO                                  77,625
     600         CARNIVAL CORP (CLASS A)                           19,800
   1,460       o CHRIS CRAFT INDUSTRIES, INC                       61,137
   4,100       o CIRCUS CIRCUS ENTERPRISES, INC                   140,937
  27,478         DISNEY (WALT) CO                               1,913,155
   1,100       o GALOOB TOYS, INC                                  15,400
   1,400       o GRAND CASINOS, INC                                18,900
   2,000       o GTECH HOLDINGS CORP                               64,000
   4,400       o HARRAHS ENTERTAINMENT, INC                        87,450
   3,000         HASBRO, INC                                      116,625
   1,100       o HOLLYWOOD ENTERTAINMENT CORP                      20,350
   4,900         INTERNATIONAL GAME TECHNOLOGY CO                  89,425
   2,000         JOSTENS, INC                                      42,250
  11,193         MATTEL, INC                                      310,605
   7,900       o MIRAGE RESORT, INC                               170,837
   2,100         OUTBOARD MARINE CORP                              34,650
   1,950       o PLAYERS INTERNATIONAL, INC                        10,481
     500       o PRIMADONNA RESORTS, INC                            8,500
   1,500       o REGAL CINEMAS, INC                                46,125
   1,500         SHOWBOAT, INC                                     25,875
     600       o SODAK GAMING, INC                                  9,225
     700       o SPEEDWAY MOTORSPORTS, INC                         14,700
   2,700       o SPELLING ENTERTAINMENT GROUP, INC                 19,912
   1,900       o STATION CASINOS, INC                              19,237
   1,200         STRUM, RUGER & CO, INC                            23,250
   1,600       o TRUMP HOTEL & CASINO RESORT, INC                  19,200
   1,300       o WMS INDUSTRIES, INC                               26,000
                                                              -----------
                                                                3,607,651
                                                              -----------
               MACHINERY--1.44%
   2,700         AGCO CORP                                         77,287
   1,400         BRIGGS & STRATTON CORP                            61,600
   7,800         CATERPILLAR, INC                                 586,950
   2,000         CINCINNATI MILACRON, INC                          43,750
   1,400       o COGNEX CORP                                       25,900
   1,021       o COOPER CAMERON CORP                               78,106
   3,735         COOPER INDUSTRIES, INC                           157,336
  10,800         DEERE & CO                                       438,750
   1,100         DELTA & PINE LAND CO                              35,200
   4,600         DOVER CORP                                       231,150
   1,700         DURIRON CO, INC                                   46,112
   2,300         FEDERAL SIGNAL CORP                               59,512
   1,500       o FMC CORP NEW                                     105,187
   2,100         GIDDINGS & LEWIS, INC                             27,037
   1,700         GOULDS PUMPS, INC                                 38,993
   1,300         GREENFIELD INDUSTRIES, INC                        39,812
   2,300         HARNISCHFEGER INDUSTRIES, INC                    110,687
   1,200         HARSCO CORP                                       82,200
   1,500         IDEX CORP                                         59,812
   4,200         ILLINOIS TOOL WORKS, INC                         335,475
   4,300         INGERSOLL-RAND CO                                191,350
   1,900         JLG INDUSTRIES, INC                               30,400
   1,300         KAYDON CORP                                       61,262
   1,821         KENNAMETAL, INC                                   70,791
   1,900         KEYSTONE INTERNATIONAL, INC                       38,237
   1,600         MASCOTECH, INC                                    26,200
   1,100       o MOLTEN METAL TECHNOLOGY, INC                      12,925
     700       o NOVELLUS SYSTEMS, INC                             37,931
   3,200         PARKER-HANNIFIN CORP                             124,000
   1,600         STEWART & STEVENSON SERVICES, INC                 46,600
   2,500         SUNDSTRAND CORP                                  106,250
   1,300         TECUMSEH PRODUCTS CO (CLASS A)                    74,587
   5,975       o THERMO ELECTRON CORP                             246,468
   1,737         TIMKEN CO                                         79,684
   2,000         TRINITY INDUSTRIES, INC                           75,000
   1,900         TRINOVA CORP                                      69,112
   1,000       o ULTRATECH STEPPER, INC                            23,750
   2,000         YORK INTERNATIONAL CORP                          111,750
                                                              -----------
                                                                4,067,153
                                                              -----------
               METALS--ALUMINUM--0.23%
   1,500       o ACX TECHNOLOGIES, INC                             29,812
   1,600       o ALUMAX, INC                                       53,400
   6,500         ALUMINUM CO OF AMERICA                           414,375
   1,900       o KAISER ALUMINUN CORP                              22,087
   2,300         REYNOLDS METALS CO                               129,662
                                                              -----------
                                                                  649,336
                                                              -----------

               METALS--GOLD--0.32%
   3,800       o AMAX GOLD, INC                                    24,225
  11,500         BATTLE MOUNTAIN GOLD CO                           79,062
   3,000         COEUR DALENE MINES CORP                           45,375
   3,900         FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS A)                             109,687
   3,963         FREEPORT-MCMORAN COPPER &
                  GOLD INC, (CLASS B)                             118,394
   1,400       o GETCHELL GOLD CORP                                53,725
   7,800         HOMESTAKE MINING CO                              111,150
   1,100         NEWMONT GOLD CO                                   48,125
   4,700         NEWMONT MINING CORP                              210,325
   7,200       o SANTA FE PACIFIC GOLD CORP                       110,700
                                                             ------------
                                                                  910,768
                                                             ------------
               METALS--NON-FERROUS--0.25%
   2,100         ASARCO, INC                                       52,237
   1,700         BMC INDUSTRIES, INC                               53,550
   1,600       o COLEMAN CO, INC                                   22,000
   3,900         CYPRUS AMAX MINERALS CO                           91,162
   1,100         FREEPORT-MCMORAN, INC                             35,337
   3,100       o HECLA MINING CO                                   17,437
   2,800         MAPCO, INC                                        95,200
   1,800         MINERALS TECHNOLOGIES, INC                        73,800
     500       o OREGON METALLURICAL CORP                          16,125
   2,900         PHELPS DODGE CORP                                195,750
     700       o RMI TITANIUM CO                                   19,687
   1,400       o STILLWATER MINING CO                              25,375
                                                             ------------
                                                                  697,660
                                                             ------------
               METALS--STEEL--0.32%
   1,300         AK STEEL HOLDINGS CORP                            51,512
   4,987         ALLEGHENY TELEDYNE, INC                          114,701
   5,300       o BETHLEHEM STEEL CORP                              47,700
   2,400         BIRMINGHAM STEEL CORP                             45,600
   1,000         CARPENTER TECHNOLOGY CORP                         36,625
   1,950         HANNA (M.A.) CO                                   42,656
   2,400         INLAND STEEL INDUSTRIES, INC                      48,000
   1,700         J & L SPECIALTY STEEL, INC                        19,337
   4,500         LTV CORP NEW                                      53,437

                       See notes to financial statements.

 SHARES                                                        VALUE
--------                                                    ------------
               METALS--STEEL--(continued)
   3,500         NUCOR CORP                                  $   178,500
   1,400         OREGON STEEL MILLS, INC                          23,450
   4,600         UNR INDUSTRIES, INC                              27,600
   3,300         USX-US STEEL GROUP, INC                         103,537
   1,500       o WOLVERINE TUBE, INC                              52,875
   3,300         WORTHINGTON INDUSTRIES, INC                      59,812
                                                            ------------
                                                                 905,342
                                                            ------------
               MISCELLANEOUS MATERIALS &
               COMMODITIES--0.01%
   1,600       o OAKLEY, INC                                      17,400
     400       o ZOLTEK COS, INC                                  14,550
                                                            ------------
                                                                  31,950
                                                            ------------
               OFFICE EQUIPMENT--3.55%
   3,800       o AMDAHL CORP                                      46,075
   5,100       o APPLE COMPUTER, INC                             106,462
   1,500       o APPLIED MAGNETICS CORP                           44,812
   1,200       o ASPECT TELECOMMUNICATIONS CORP                   76,200
   4,600         AVERY DENNISON CORP                             162,725
     700       o BOISE CASCADE OFFICE PRODUCTS CORP               14,700
  11,400       o COMPAQ COMPUTER CORP                            846,450
   2,400       o DATA GENERAL CORP                                34,800
   6,000       o DELL COMPUTER CORP                              318,750
   6,300       o DIGITAL EQUIPMENT CORP                          229,162
     800       o FILENET CORP                                     25,600
  34,000         HEWLETT-PACKARD CO                            1,708,500
   1,200         HON INDUSTRIES, INC                              39,600
     800       o IN FOCUS SYSTEMS, INC                            17,300
  21,700         INTERNATIONAL BUSINESS MACHINES CORP          3,276,700
   4,800       o IOMEGA CORP                                      83,400
   2,300       o KOMAG, INC                                       62,387
   3,400       o LEXMARK INTERNATIONAL GROUP (CLASS A)            93,925
   1,200         MILLER (HERMAN), INC                             67,950
   6,600         PITNEY BOWES, INC                               359,700
   2,500       o QUANTUM CORP                                     71,562
   1,400       o SCI SYSTEMS, INC                                 62,475
   8,748       o SEAGATE TECHNOLOGY, INC                         345,546
   2,200       o SEQUENT COMPUTER SYSTEMS, INC                    39,050
   7,208       o SILICON GRAPHICS, INC                           183,804
   2,000       o SOLECTRON CORP                                  106,750
   2,500       o STORAGE TECHNOLOGY CORP                         119,062
   1,800       o STRATUS COMPUTER, INC                            49,050
  15,600       o SUN MICROSYSTEMS, INC                           400,725
   5,300       o TANDEM COMPUTERS, INC                            72,875
   1,600       o U.S. OFFICE PRODUCTS CO                          54,600
   8,400       o UNISYS CORP                                      56,700
   3,500       o VIKING OFFICE PRODUCTS, INC                      93,406
   2,400       o WANG LABORATORIES, INC                           48,600
  14,100         XEROX CORP                                      742,012
                                                            ------------
                                                              10,061,415
                                                            ------------
               PAPER--0.66%
   1,500         ALBANY INTERNATIONAL CORP
                  (CLASS A) NEW                                   34,687
   2,500         BEMIS, INC                                       92,187
   1,700         BOWATER, INC                                     63,962
   1,800         CARAUSTAR INDUSTRIES, INC                        59,850
   1,100         CHESAPEAKE CORP                                  34,512
   1,400         CONSOLIDATED PAPERS, INC                         68,775
   1,360       o CROWN VANTAGE, INC                               11,560
   1,800       o FORT HOWARD CORP                                 49,837
   2,000         GLATFELTER (P.H.) CO                             36,000
  11,914         INTERNATIONAL PAPER CO                          481,027
   3,500         JAMES RIVER CORP OF VIRGINIA                    115,937
   1,400       o JEFFERSON SMURFIT CORP                           22,487
   2,800         LONGVIEW FIBRE CO                                51,450
   2,100         MEAD CORP                                       122,062
   2,600         PENTAIR, INC                                     83,850
   3,965         SONOCO PRODUCTS CO                              102,594
   3,200         STONE CONTAINER CORP                             47,600
   2,300         TEMPLE-INLAND, INC                              124,487
   2,600         UNION CAMP CORP                                 124,150
   1,500         WAUSAU PAPER MILLS CO                            27,750
   3,750         WESTVACO CORP                                   107,812
                                                            ------------
                                                               1,862,576
                                                            ------------
               PETROLEUM--EXPLORATION &
               PRODUCTION--1.02%
   3,500         AMERADA HESS CORP                               202,562
   2,100         ANADARKO PETROLEUM CORP                         135,975
   3,400         APACHE CORP                                     120,275
   2,300         ASHLAND, INC                                    100,912
   1,500       o BARNETT RESOURCES CORP                           63,937
   1,400       o BENTON OIL & GAS CO                              31,675
   5,000         BURLINGTON RESOURCES, INC                       251,875
     700       o CHESAPEAKE ENERGY CORP                           38,937
   1,300         DEVON ENERGY CORP                                45,175
   1,200       o ENERGY VENTURES, INC                             61,050
   2,400         ENRON OIL & GAS CO                               60,600
     900       o FALCON DRILLING CO, INC                          35,325
     900       o FLORES & RUCKS, INC                              47,925
   2,000         KERR-MCGEE CORP                                 144,000
   1,400         LOUISIANA LAND & EXPLORATION CO                  75,075
   2,700         MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS A)                                       60,412
   1,900         MURPHY OIL CORP                                 105,687
   2,800       o NEWFIELD EXPLORATION CO                          72,800
   1,700         NOBLE AFFILIATES, INC                            81,387
   1,000       o NUEVO ENERGY CO                                  52,000
   5,000       o ORYX ENERGY CO                                  123,750
   1,800         PARKER & PARSLEY PETROLEUM CO                    66,150
   2,100         PENNZOIL CO                                     118,650
   1,400         POGO PRODUCING CO                                66,150
   5,000       o SANTA FE ENERGY RESOURCES, INC                   69,375
   2,600       o SEAGULL ENERGY CORP                              57,200
   1,800         SNYDER OIL CORP                                  31,275
     800         SOUTHDOWN INC                                    24,900
     800       o SWIFT ENERGY CO                                  23,900
  10,614         UNION PACIFIC RESOURCES GROUP, INC              310,459
   3,400         UNION TEXAS PETROLEUM HOLDINGS, INC              76,075
   1,500       o UNITED MERIDIAN CORP                             77,625
   1,300         VINTAGE PETROLEUM, INC                           44,850
                                                            ------------
                                                               2,877,943
                                                            ------------
               PETROLEUM--INTEGRATED--4.88%
  20,100         AMOCO CORP                                    1,618,050
   6,300         ATLANTIC RICHFIELD CO                           834,750
  27,000         CHEVRON CORP                                  1,755,000
  51,600         EXXON CORP                                    5,056,800
  16,300         MOBIL CORP                                    1,992,675
  13,200         OCCIDENTAL PETROLEUM CORP                       308,550
   8,400         PHILLIPS PETROLEUM CO                           371,700
   2,200         QUAKER STATE OIL REFINING CORP                   31,075
   3,800         SUN CO, INC                                      92,625

                       See notes to financial statements.

 SHARES                                                        VALUE
--------                                                    ------------
               PETROLEUM--INTEGRATED--(continued)
  10,800         TEXACO, INC                                 $ 1,059,750
  10,345         UNOCAL CORP                                     420,265
  11,900         USX-MARATHON GROUP, INC NEW                     284,112
                                                            ------------
                                                              13,825,352
                                                            ------------
               PETROLEUM--SERVICE--0.99%
   5,900         BAKER HUGHES, INC                               203,550
   1,400       o BJ SERVICES CO                                   71,400
   3,200         CABOT CORP                                       80,400
   1,800         CAMCO INTERNATIONAL, INC                         83,025
     900       o DIAMOND OFFSHORE DRILLING, INC                   51,300
   6,900         DRESSER INDUSTRIES, INC                         213,900
   2,800       o ENSCO INTERNATIONAL, INC                        135,800
   3,400         FLUOR CORP                                      213,350
   1,600       o GLOBAL INDUSTRIES LTD                            29,800
   2,200       o GLOBAL INDUSTRIAL TECHNOLOGIES, INC              48,675
   5,500       o GLOBAL MARINE, INC NEW                          113,437
   4,716         HALLIBURTON CO                                  284,139
   1,300         HELMERICH & PAYNE, INC                           67,762
   1,900       o MARINE DRILLING CO, INC                          37,406
   4,200       o NABORS INDUSTRIES, INC                           80,850
   4,200       o NOBLE DRILLING CORP                              83,475
   2,400       o PARKER DRILLING CO                               23,100
   1,700       o PRIDE PETROLEUM SERVICES, INC                    39,525
   2,300       o READING & BATES CORP                             60,950
   3,000       o ROWAN COS, INC                                   67,875
   1,900       o SMITH INTERNATIONAL, INC                         85,262
   2,600         TIDEWATER, INC                                  117,650
   1,916         TOSCO CORP                                      151,603
     700         TRANSOCEAN OFFSHORE, INC                         43,837
   2,000       o TUBOSCOPE VETCO INTERNATIONAL CORP               31,000
   3,426         ULTRAMAR DIAMOND SHAMROCK CORP                  108,347
   1,100       o VARCO INTERNATIONAL, INC                         25,437
   1,000         VASTAR RESOURCES, INC                            38,000
   2,200       o WEATHERFORD ENTERRA, INC                         66,000
   2,000       o WESTERN ATLAS, INC                              141,750
                                                            ------------
                                                               2,798,605
                                                            ------------
               PHOTOGRAPHY--0.44%
  14,100         EASTMAN KODAK CO                              1,131,525
   1,800         POLAROID CORP                                    78,300
     600       o PRESSTEK, INC                                    42,750
                                                            ------------
                                                               1,252,575
                                                            ------------
               PROPERTY--REAL ESTATE--0.21%
   1,600         CRESCENT REAL ESTATE EQUITIES, INC               84,400
   2,200         HOSPITALITY PROPERTIES TRUST                     63,800
   2,000         KIMCO REALTY CORP                                69,750
   1,100         PATRIOT AMERICAN HOSPITALITY                     47,437
   2,100         SECURITY CAPITAL INDUSTRIAL TRUST                44,887
   3,300         TAUBMAN CENTERS, INC                             42,487
   2,100       o TOLL BROTHERS, INC                               40,950
   3,100         WASHINGTON REAL ESTATE INVESTMENT TRUST          54,250
   1,900         WEINGARTEN REALTY INVESTORS, INC                 77,187
   2,800         WELLSFORD RESIDENTIAL PROPERTY TRUST             67,900
                                                            ------------
                                                                 593,048
                                                            ------------
               PUBLISHING--NEWSPAPER--0.52%
   2,100         BELO (A.H.) CORP SERIES A                        73,237
   1,600         CENTRAL NEWSPAPERS, INC (CLASS A)                70,400
   3,591       o COX COMMUNICATIONS, INC (CLASS A) NEW            83,041
   2,500         DOW JONES & CO, INC                              84,687
   5,700         GANNETT CO, INC                                 426,787
   3,000         HOLLINGER INTERNATIONAL, INC                     34,500
   3,700         KNIGHT-RIDDER, INC                              141,525
   4,000         NEW YORK TIMES CO (CLASS A)                     152,000
   3,800         TIMES MIRROR CO (SERIES A) NEW                  189,050
   2,200         TRIBUNE CO NEW                                  173,525
   1,800       o VALASSIS COMMUNICATIONS, INC                     38,025
                                                            ------------
                                                               1,466,777
                                                            ------------
               PUBLISHING--OTHER--0.66%
   3,500         AMERICAN GREETINGS CORP (CLASS A)                99,312
   4,700         DONNELLEY (R.R.) & SONS CO                      147,462
   7,100         DUN & BRADSTREET CORP                           168,625
   2,300         HARCOURT GENERAL, INC                           106,087
   1,200         HOUGHTON MIFFLIN CO                              67,950
   8,600       o K-III COMMUNICATIONS CORP                        92,450
   2,900      xo MARVEL ENTERTAINMENT GROUP, INC                   5,437
   4,200         MCGRAW HILL COS, INC                            193,725
   1,100         MEREDITH CORP                                    58,025

   4,000         READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VTG)                            161,000
     700       o SCHOLASTIC CORP                                  47,075
  19,063         TIME WARNER, INC                                714,862
                                                            ------------
                                                               1,862,010
                                                            ------------
               RAILROAD--0.86%
   6,240         BURLINGTON NORTHERN SANTA FE CORP               538,980
   2,603         CONRAIL, INC                                    259,323
   9,000         CSX CORP                                        380,250
   2,600         ILLINOIS CENTRAL CORP SERIES A                   83,200
   1,600         KANSAS CITY SOUTHERN INDUSTRIES, INC             72,000
   5,200         NORFOLK SOUTHERN CORP                           455,000
   8,982         UNION PACIFIC CORP                              540,042
   2,500       o WISCONSIN CENTRAL TRANSIT CORP                   99,062
                                                            ------------
                                                               2,427,857
                                                            ------------
               RESTAURANTS & HOTELS--1.34%
   1,500         APPLE SOUTH, INC                                 20,250
   1,600         APPLEBEES INTERNATIONAL, INC                     44,000
   2,500       o AZTAR CORP                                       17,500
   2,800         BOB EVANS FARMS, INC                             37,800
   2,700       o BOSTON CHICKEN, INC                              96,862
   2,900       o BUFFETS, INC                                     26,462
   2,100       o CHOICE HOTELS INTERNATIONAL, INC                 37,012
   1,200         CKE RESTAURANTS, INC                             43,200
   2,800         CRACKER BARREL OLD COUNTRY STORE, INC            71,050
   7,500         DARDEN RESTAURANTS, INC                          65,625
   2,200       o EXTENDED STAY AMERICA, INC                       44,275
   2,800         FELCOR SUITE HOTELS, INC                         99,050
   5,400       o HFS INC                                         322,650
   7,800         HILTON HOTELS CORP                              203,775
     339       o HOMESTEAD VILLAGE, INC                            6,102
     227       o HOMESTEAD VILLAGE, INC WTS                        1,844
   6,600       o HOST MARRIOTT CORP                              105,600
   2,760       o HOST MARRIOTT SERVICES CORP                      25,185
   4,900       o ITT CORP (NEW)                                  212,537
   2,575         LA QUINTA INNS, INC                              49,246
   1,400       o LANDRYS SEAFOOD RESTAURANTS, INC                 29,925
   1,400       o LONE STAR STEAKHOUSE & SALOON, INC               37,450
   1,800         LUBYS CAFETERIA, INC                             35,775
   4,300         MARRIOTT INTERNATIONAL, INC                     237,575
  28,700         MCDONALDS CORP                                1,298,675
     800       o MGM GRAND, INC                                   27,900

                       See notes to financial statements.

 SHARES                                                        VALUE
--------                                                    ------------
               RESTAURANTS & HOTELS--(continued)
     350         MORRISON FRESH COOKING, INC                  $    1,618
   2,200       o OUTBACK STEAKHOUSE, INC                          58,850
     900       o PAPA JOHNS INTERNATIONAL, INC                    30,375
   2,400       o PRIME HOSPITALITY CORP                           38,700
   2,450       o PROMUS HOTEL CORP                                72,581
     900       o RAINFOREST CAFE, INC                             21,150
   1,200         RUBY TUESDAY, INC                                22,200
   3,200       o RYANS FAMILY STEAK HOUSES, INC                   22,000
   7,300         SYSCO CORP                                      238,162
   4,800         WENDYS INTERNATIONAL, INC                        98,400
                                                            ------------
                                                               3,801,361
                                                            ------------
               RETAIL--FOOD--0.69%
   9,100         ALBERTSONS, INC                                 324,187
   4,700         AMERICAN STORES CO NEW                          192,112
      39       o BRUNOS, INC                                         672
   2,206         FLEMING COS, INC                                 38,053
  14,200         FOOD LION, INC (CLASS B)                        143,775
   2,400         GIANT FOOD, INC (CLASS A)                        82,800
   1,200         GREAT ATLANTIC & PACIFIC TEA CO, INC             38,250
   1,600         HANNAFORD BROTHERS, INC                          54,400
   4,600       o KROGER CO                                       213,900
   3,000         RUDDICK CORP                                     42,000
   9,900       o SAFEWAY, INC NEW                                423,225
   6,500       o SOUTHLAND CORP                                   19,296
   3,400       o STARBUCKS CORP                                   97,325
   3,200         SUPERVALU, INC                                   90,800
   1,300       o VONS COS, INC                                    77,837
   3,600         WINN DIXIE STORES, INC                          113,850
                                                            ------------
                                                               1,952,482
                                                            ------------
               RETAIL--GENERAL MERCHANDISE--3.66%
   6,000       o AUTOZONE, INC                                   165,000
     600       o BABY SUPERSTORE, INC                             14,400
   1,200       o BARNES & NOBLE, INC                              32,400
   2,000       o BED BATH & BEYOND, INC                           48,500
   1,100       o BEST BUY, INC                                    11,687
   1,700       o BORDERS GROUP, INC                               60,987
   2,400      xo CALDOR CORP                                       2,700
   2,100         CASEYS GENERAL STORES, INC                       39,375
   4,100       o CHARMING SHOPPES, INC                            20,756
   4,000         CIRCUIT CITY STORES, INC                        120,500
   2,250         CLAIRES STORES, INC                              29,250
   2,875       o CONSOLIDATED STORES CORP                         92,718
  14,072       o CUC INTERNATIONAL, INC                          334,210
   4,100         CVS CORP                                        169,637
   8,800         DAYTON HUDSON CORP                              345,400
     900       o DEPARTMENT 56, INC                               22,275
   4,700         DILLARD DEPARTMENT STORES, INC (CLASS A)        145,112
   3,743         DOLLAR GENERAL CORP                             119,776
   1,200       o DOLLAR TREE STORES, INC                          45,900
   2,157       o ECKERD CORP                                      69,024
   1,000         ETHAN ALLEN INTERIORS, INC                       38,500
   2,100         FAMILY DOLLAR STORES, INC                        42,787
   8,270       o FEDERATED DEPARTMENT STORES, INC                282,213
   2,400         FINGERHUT COS, INC                               29,400
   1,465       o FOOTSTAR, INC                                    36,441
   4,200       o FURNITURE BRANDS INTERNATIONAL, INC              58,800
   8,800         GAP, INC                                        265,100
   1,100       o GYMBOREE CORP                                    25,162
   4,200         HECHINGER CO (CLASS A)                            8,662
   2,600         HEILIG MEYERS CO                                 42,250
  19,700         HOME DEPOT, INC                                 987,462
   1,125       o HSN, INC                                         26,718
   2,800         INTIMATE BRANDS, INC (CLASS A)                   47,600
   1,900       o JONES APPAREL GROUP, INC                         71,012
  18,700       o K MART CORP                                     194,012
   2,200       o KOHLS CORP                                       86,350
     800       o LANDS END, INC                                   21,200
   8,546         LIMITED, INC                                    157,032
   5,800         LOWES COS, INC                                  205,900
   1,100       o MAC FRUGALS BARGAINS CLOSE-OUTS, INC             28,737
  10,200         MAY DEPARTMENT STORES CO                        476,850
     900       o MENS WAREHOUSE, INC                              22,050
   1,200         MERCANTILE STORES CO, INC                        59,250
   1,500       o MEYER (FRED), INC                                53,250
   3,000       o MUSICLAND STORES CORP                             4,500
     900       o NEIMAN-MARCUS GROUP, INC                         22,950
   2,300         NORDSTROM, INC                                   81,506
   5,650       o OFFICEMAX, INC                                   60,031
   2,024       o PAYLESS SHOESOURCE, INC                          75,900
   7,500         PENNEY, (J.C.) CO, INC                          365,625
   2,500         PEP BOYS MANNY, MOE, & JACK CO                   76,875
   4,900       o PETSMART, INC                                   107,187
   2,300         PIER 1 IMPORTS, INC                              40,537
   8,300       o PRICE/COSTCO, INC                               208,537
   1,100       o PROFFITTS, INC                                   40,562
   2,100       o REVCO (D.S.), INC NEW                            77,700
     600       o REXALL SUNDOWN, INC                              16,312
   5,510         RITE AID CORP                                   219,022
   1,300         ROSS STORES, INC                                 65,000
   2,700         ROUSE CO                                         85,725
  13,800         SEARS ROEBUCK & CO                              636,525
   5,000       o SERVICE MERCHANDISE, INC                         21,250
   2,900       o SHOPKO STORES, INC                               43,500
   3,300         SOTHEBYS HOLDINGS, INC (CLASS A)                 61,462
   7,050       o STAPLES, INC                                    127,340
     800       o STEIN MART, INC                                  16,200
   2,800         STRIDE RITE CORP                                 28,000
   2,400       o SUNGLASS HUT INTERNATIONAL, INC                  17,400
     900         TALBOTS, INC                                     25,762
   2,600         TANDY CORP                                      114,400
   1,650       o THE SPORTS AUTHORITY, INC                        35,887
   1,400         TIFFANY & CO NEW                                 51,275
   3,800         TJX COS, INC NEW                                180,025
  10,300       o TOYS R US, INC                                  309,000
   1,500       o WABAN, INC                                       39,000
  58,600         WAL-MART STORES, INC                          1,340,475
  10,000         WALGREEN CO                                     400,000
     600       o WEST MARINE, INC                                 16,950
   1,200       o WILLIAMS-SONOMA, INC                             43,650
   5,300       o WOOLWORTH CORP                                  115,937
   2,500       o ZALE CORP                                        47,812
                                                            ------------
                                                              10,376,164
                                                            ------------
               TEXTILE & APPAREL--0.51%
   1,000       o ANN TAYLOR STORES CORP                           17,500
   4,500       o BURLINGTON INDUSTRIES, INC                       49,500
   3,200       o FRUIT OF THE LOOM, INC (CLASS A)                121,200
   1,050       o JUST FOR FEET, INC                               27,562
   2,500         KELLWOOD CO                                      50,000
   2,800         LIZ CLAIBORNE, INC                              108,150
   1,400       o MOHAWK INDUSTRIES, INC                           30,800

                       See notes to financial statements.

 SHARES                                                        VALUE
--------                                                    ------------
               TEXTILE & APPAREL--(continued)
   1,800       o NAUTICA ENTERPRISES, INC                     $   45,450
   5,300         NIKE, INC (CLASS B)                             316,675
   1,200       o NINE WEST GROUP, INC                             55,650
   2,507         REEBOK INTERNATIONAL LTD                        105,294
   1,700         RUSSELL CORP                                     50,575
   1,200         ST. JOHN KNITS, INC                              52,200
   2,700         UNIFI, INC                                       86,737
   2,300         VF CORP                                         155,250
   2,400         WARNACO GROUP, INC (CLASS A)                     71,100
   1,400       o WESTPOINT STEVENS, INC                           41,825
   1,950         WOLVERINE WORLD WIDE, INC                        56,550
                                                            ------------
                                                               1,442,018
                                                            ------------
               TOBACCO--1.77%
   7,100         AMERICAN BRANDS, INC                            352,337
  33,900         PHILIP MORRIS COS, INC                        3,817,987
  13,201         RJR NABISCO HOLDINGS CORP                       448,834
   1,440         SCHWEITZER-MAUDUIT INTERNATIONAL, INC            45,540
   2,200         UNIVERSAL CORP                                   70,675
   8,200         UST, INC                                        265,475
                                                            ------------
                                                               5,000,848
                                                            ------------
               TRUCKERS & SHIPPING--0.25%
   2,500       o AMERICAN FREIGHTWAYS CORP                        27,812
   1,600         APL LTD                                          37,800
   1,400         CALIBER SYSTEM, INC                              26,950
   2,300         CNF TRANSPORTATION, INC                          51,175
   1,150       o CONSOLIDATED FREIGHTWAYS CORP                    10,206
   1,800         HUNT (J.B.) TRANSPORT SERVICES, INC              25,200
   1,800         PITTSTON BURLINGTON GROUP CO                     36,000
   2,200         ROADWAY EXPRESS, INC                             42,625
   5,500         ROLLINS TRUCK LEASING CORP                       69,437
   3,300         RYDER SYSTEM, INC                                92,812
   3,500         SHURGARD STORAGE CENTERS, INC                   103,687
   1,500       o SWIFT TRANSPORTATION CO, INC                     35,250
   2,100         USFREIGHTWAYS CORP                               57,618
   2,600         WERNER ENTERPRISES, INC                          47,125
   1,000         XTRA CORP                                        43,375
                                                            ------------
                                                                 707,072
                                                            ------------
               UTILITIES--ELECTRIC--3.66%
   2,400       o AES CORP                                        111,600
   5,200         ALLEGHENY POWER SYSTEMS, INC                    157,950
   7,000         AMERICAN ELECTRIC POWER CO, INC                 287,875
   3,500         ATLANTIC ENERGY, INC                             59,937
   5,900         BALTIMORE GAS & ELECTRIC CO                     157,825
   2,900         BOSTON EDISON CO                                 77,937
   5,700         CAROLINA POWER & LIGHT CO                       208,050
  10,100         CENTERIOR ENERGY CORP                           108,575
   7,200         CENTRAL & SOUTH WEST CORP                       184,500
   4,200         CENTRAL MAINE POWER CO                           48,825
   6,500         CINERGY CORP                                    216,937
   5,448         CITIZENS UTILITIES CO (CLASS B)                  60,609
   3,800         CMS ENERGY CORP                                 127,775
   9,200         CONSOLIDATED EDISON CO OF
                 NEW YORK, INC                                   269,100
   3,900         DELMARVA POWER & LIGHT CO                        79,462
   7,000         DOMINION RESOURCES, INC                         269,500
   4,000         DPL, INC                                         98,000
   3,400         DQE, INC                                         98,600
   5,400         DTE ENERGY CO                                   174,825
   8,200         DUKE POWER CO                                   379,250
   2,700         EASTERN UTILITIES ASSOCIATION CO                 46,912
  17,200         EDISON INTERNATIONAL CO                         341,850
   4,300         ENOVA CORP                                       97,825
   8,700         ENTERGY CORP NEW                                241,425
   3,600         FLORIDA PROGRESS CORP                           116,100
   7,000         FPL GROUP, INC                                  322,000
   4,900         GPU, INC                                        164,762
   1,700         HAWAIIAN ELECTRIC INDUSTRIES, INC                61,412
   8,500         HOUSTON INDUSTRIES, INC                         192,312
   2,600         IDAHO POWER CO                                   80,925
   1,900         IES INDUSTRIES, INC                              56,762
   3,500         ILLINOVA CORP                                    96,250
   3,500         IPALCO ENTERPRISES, INC                          95,375
   2,400         KANSAS CITY POWER & LIGHT CO                     68,400
   4,500         LONG ISLAND LIGHTING CO                          99,562
   3,900         LOUISVILLE GAS & ELECTRIC ENERGY CORP            95,550
   5,800         MIDAMERICAN ENERGY HOLDINGS CO                   92,075
   2,700         MONTANA POWER CO                                 57,712
   3,300         NEVADA POWER CO                                  67,650
   2,900         NEW ENGLAND ELECTRIC SYSTEMS CO                 101,137
   3,500         NEW YORK STATE ELECTRIC & GAS CORP               75,687
   7,300       o NIAGARA MOHAWK POWER CORP                        72,087
   2,300         NIPSCO INDUSTRIES, INC                           91,137
   6,000         NORTHEAST UTILITIES CO                           79,500
   2,900         NORTHERN STATES POWER CO                        133,037
   6,000         OHIO EDISON CO                                  136,500
   1,900         OKLAHOMA GAS & ELECTRIC CO                       79,325
  16,500         PACIFIC GAS & ELECTRIC CO                       346,500
  11,600         PACIFICORP                                      237,800
   8,900         PECO ENERGY CO                                  224,725
   3,700         PINNACLE WEST CAPITAL CORP                      117,475
   2,200         PORTLAND GENERAL CORP                            92,400
   4,300         POTOMAC ELECTRIC POWER CO                       110,725
   6,100         PP&L RESOURCES, INC                             140,300
   2,800         PUBLIC SERVICE CO OF COLORADO                   108,850
   3,000         PUBLIC SERVICE CO OF NEW MEXICO                  58,875
   9,500         PUBLIC SERVICE ENTERPRISE GROUP, INC            258,875
   3,500         PUGET SOUND POWER & LIGHT CO                     84,000
   2,900         ROCHESTER GAS & ELECTRIC CORP                    55,462
   4,400         SCANA CORP                                      117,700
   2,900         SIERRA PACIFIC RESOURCES                         83,375
  27,000         SOUTHERN CO                                     610,875
   2,100         SOUTHWESTERN PUBLIC SERVICE CO                   74,287
   5,200         TECO ENERGY, INC                                125,450
   8,800         TEXAS UTILITIES CO                              358,600
   1,600       o TUCSON ELECTRIC POWER CO                         26,600
   8,900         UNICOM CORP                                     241,412
   3,800         UNION ELECTRIC CO                               146,300
   1,800         UNITED ILLUMINATING CO                           56,475
   2,527         UTILICORP UNITED, INC                            68,229
   3,200         WASHINGTON WATER POWER CO                        59,600
   2,800         WESTERN RESOURCES, INC                           86,450
   4,800         WISCONSIN ENERGY CORP                           129,000
                                                            ------------
                                                              10,360,741
                                                            ------------
               UTILITIES--GAS & PIPELINE--1.39%
   2,800         AGL RESOURCES, INC                               59,150
   3,600       o AMERICAN STANDARD COS, INC                      137,700
   3,100         AMERICAN WATER WORKS CO, INC                     63,937
   1,200       o BLACK BOX CORP                                   49,500
   2,300         BROOKLYN UNION GAS CO                            69,287
   2,100         CABOT OIL & GAS CORP (CLASS A)                   35,962

                       See notes to financial statements.

 SHARES                                                            VALUE
--------                                                        ------------
               UTILITIES--GAS & PIPELINE--(continued)
   2,300       o CALENERGY, INC                                 $     77,337
   3,900         COASTAL CORP                                        190,612
   2,400         COLUMBIA GAS SYSTEMS, INC                           152,700
   3,900         CONSOLIDATED NATURAL GAS CO                         215,475
   2,051         EL PASO NATURAL GAS CO NEW                          103,575
   8,600         ENRON CORP                                          370,875
   2,900         ENSERCH CORP                                         66,700
   1,900         EQUITABLE RESOURCES, INC                             56,525
   2,100         INDIANA ENERGY, INC                                  51,187
   1,300       o IONICS, INC                                          62,400
   1,400         KN ENERGY, INC                                       54,950
   3,000         MCN CORP                                             86,625
   1,600         NATIONAL FUEL GAS CO                                 66,000
   5,200         NGC CORP                                            120,900
   2,200         NICOR, INC                                           78,650
   5,124         NORAM ENERGY CORP                                    78,781
   2,850         NORTHWEST NATURAL GAS CO                             68,400
   1,329         ONEOK, INC                                           39,870
   3,400         PACIFIC ENTERPRISES, INC                            103,275
   6,200         PANENERGY CORP                                      279,000
   1,800         PEOPLES ENERGY CORP                                  60,975
   3,107         PIEDMONT NATURAL GAS CO, INC                         72,626
   1,300       o PRIMARK CORP                                         32,175
   1,900         QUESTAR CORP                                         69,825
   3,500         SONAT, INC                                          180,250
   7,000       o TENNECO, INC NEW                                    315,875
   1,737         UGI CORP NEW                                         38,865
   2,200         VALERO ENERGY CORP                                   62,975
   2,300         WASHINGTON ENERGY CO                                 47,437
   2,100         WICOR, INC                                           75,337
   6,553         WILLIAMS COS, INC                                   245,737
                                                                ------------
                                                                   3,941,450
                                                                ------------
               UTILITIES--OTHER--0.01%
     800       o BILLING INFORMATION CONCEPTS CORP                    23,000
                                                                 ------------
               UTILITIES--TELEPHONE--5.59%
     800       o ADTRAN, INC                                          33,200
   2,900         ALIANT COMMUNICATIONS, INC                           49,300
   8,000         ALLTEL CORP                                         251,000
  22,400         AMERITECH CORP NEW                                1,358,000
  67,000         AT & T CORP                                       2,914,500
  17,700         BELL ATLANTIC CORP                                1,146,075
  41,100         BELLSOUTH CORP                                    1,659,412
   1,200       o C-TEC CORP                                           29,100
   3,000         CINCINNATI BELL, INC                                184,875
   6,800         FRONTIER CORP                                       153,850
   2,625       o GLENAYRE TECHNOLOGIES, INC                           56,601
  39,500         GTE CORP                                          1,797,250
  28,900         MCI COMMUNICATIONS CORP                             944,668
   2,900       o MOBILE TELECOMMUNICATIONS TECHNOLOGIES CORP          24,650
   6,200       o NEXTEL COMMUNICATIONS, INC (CLASS A)                 80,987
  18,000         NYNEX CORP                                          866,250
  17,200         PACIFIC TELESIS GROUP CO                            632,100
  25,100         SBC COMMUNICATIONS, INC                           1,298,925
   2,900         SOUTHERN NEW ENGLAND
                 TELECOMMUNICATIONS CORP                             112,737
  17,600         SPRINT CORP                                         701,800
   3,026         TELEPHONE & DATA SYSTEMS, INC                       109,692
   1,700       o U.S. LONG DISTANCE CORP                              13,600
  19,200         U.S. WEST COMMUNICATIONS GROUP, INC                 619,200
  19,500       o U.S. WEST MEDIA GROUP, INC                          360,750
  16,000       o WORLDCOM, INC                                       417,000
                                                                ------------
                                                                  15,815,522
                                                                ------------
            TOTAL COMMON STOCK
              (Cost $233,886,895)                                282,563,008
                                                                ------------
            SHORT TERM INVESTMENTS--0.46%
             U.S. GOVERNMENTS & AGENCIES--0.46%
$1,300,000     FEDERAL HOME LOAN MORTGAGE CORP
                 5.400% 1/2/97                                     1,299,604
                                                                ------------
            TOTAL SHORT TERM INVESTMENTS

                 (Cost $1,299,805)                                 1,299,604
                                                                ------------
                 ROUNDING                                                237
                                                                ------------
            TOTAL PORTFOLIO
                 (Cost $235,212,131)                            $283,894,180
                                                                ============
----------
o Non-Income Producing
xIn Bankruptcy

                       See notes to financial statements.

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